      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2002

                                                             FILE NO. 2-77048
                                                             FILE NO. 811-3451
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 45      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 44               /X/

                            ------------------------

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    COPY TO:


           Richard W. Grant, Esquire                          Thomas P. Lemke, Esq.
          Morgan, Lewis & Bockius LLP                      Morgan, Lewis & Bockius LLP
              1701 Market Street                         1111 Pennsylvania Avenue, N.W.
       Philadelphia, Pennsylvania 19103                       Washington, DC 20004


                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


    /X/  immediately upon filing pursuant to paragraph (b) of Rule
         485
    / /  on May 31, 2002 pursuant to Paragraph (b) of Rule 485
    / /  60 days after filing pursuant to Paragraph (a) of Rule 485
    / /  on [date] pursuant to Paragraph (a) of Rule 485
    If appropriate, check the following box:
    / /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEI INVESTMENTS

[GRAPHIC]

MONEY MARKET
        ---------------------
        MONEY MARKET FUND
        ---------------------
        PRIME OBLIGATION FUND
        ---------------------
        GOVERNMENT FUND
        ---------------------
        GOVERNMENT II FUND
        ---------------------
        TREASURY FUND
        ---------------------
        TREASURY II FUND
        ---------------------
        CLASS A
        ---------------------
        PROSPECTUS AS OF
        MAY 31, 2002

The Securities and Exchange
Commission has not approved
or disapproved these securities or
passed upon the adequacy of this
prospectus. Any representation to
the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
Government Fund                                                        8
------------------------------------------------------------------------
Government II Fund                                                    11
------------------------------------------------------------------------
Treasury Fund                                                         14
------------------------------------------------------------------------
Treasury II Fund                                                      17
------------------------------------------------------------------------
More Information About Fund Investments                               20
------------------------------------------------------------------------
More Information About Risk                                           20
------------------------------------------------------------------------
Investment Adviser                                                    20
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    21
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    23
------------------------------------------------------------------------
Financial Highlights                                                  24
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1


RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.71%
1993  3.00%
1994  4.30%
1995  6.01%
1996  5.45%
1997  5.63%
1998  5.55%
1999  5.14%
2000  6.43%
2001  4.10%


BEST QUARTER: 1.65% (09/30/00)



WORST QUARTER: 0.58% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.42%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Money Market Fund -- Class A
  Shares                        4.10%    5.37%      4.93%      6.29%*
--------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is November 15, 1983.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.61%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.63%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Money Market Fund -- Class A Shares                 0.18%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Class A
  Shares                        $   64  $   202  $   351  $    786
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.84%
1993  3.11%
1994  4.22%
1995  5.99%
1996  5.40%
1997  5.57%
1998  5.53%
1999  5.18%
2000  6.42%
2001  4.09%


BEST QUARTER: 1.64% (12/31/00)



WORST QUARTER: 0.58% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.42%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Prime Obligation Fund -- Class
  A Shares                      4.09%    5.35%      4.93%      5.79%*
--------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is December 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7


FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.46%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.48%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.28%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.20%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.20%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  A Shares                      $   20  $   126  $   241  $    577
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.35%
1997  5.49%
1998  5.45%
1999  5.06%
2000  6.31%
2001  4.04%


BEST QUARTER: 1.62% (09/30/00)



WORST QUARTER: 0.57% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.40%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Government Fund -- Class A Shares    4.04%    5.27%       5.30%*
---------------------------------------------------------------


* The inception date for Class A Shares of the Fund is October 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.53%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.28%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.25%*
------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.25%.



In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Class A Shares                   0.20%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Class A
  Shares                        $   26  $   142  $   268  $    638
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

GOVERNMENT II FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.69%
1993  3.02%
1994  4.16%
1995  5.87%
1996  5.30%
1997  5.44%
1998  5.38%
1999  5.00%
2000  6.25%
2001  4.01%


BEST QUARTER: 1.61% (12/31/00)



WORST QUARTER: 0.55% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.40%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Government II Fund -- Class A
  Shares                        4.01%    5.21%      4.81%      5.74%*
--------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is December 9, 1985.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.46%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.48%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.28%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.20%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.20%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government II Fund -- Class A
  Shares                        $   20  $   126  $   241  $    577
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

TREASURY FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.99%
1994  4.07%
1995  5.90%
1996  5.33%
1997  5.46%
1998  5.35%
1999  4.88%
2000  6.18%
2001  3.85%


BEST QUARTER: 1.60% (12/31/00)



WORST QUARTER: 0.51% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.40%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Treasury Fund -- Class A Shares      3.85%    5.14%       4.83%*
---------------------------------------------------------------


* The inception date for Class A Shares of the Fund is September 30, 1992.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.53%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.33%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.20%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.20%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury Fund -- Class A
  Shares                        $   20  $   137  $   263  $    633
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

TREASURY II FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

18                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.56%
1993  2.89%
1994  3.94%
1995  5.62%
1996  5.09%
1997  5.17%
1998  4.93%
1999  4.54%
2000  5.80%
2001  3.71%


BEST QUARTER: 1.52% (12/31/00)



WORST QUARTER: 0.52% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.38%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Treasury II Fund -- Class A
  Shares                        3.71%    4.83%      4.52%      4.99%*
--------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is July 28, 1989.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       19

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.53%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.28%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.25%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.25%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury II Fund -- Class A
  Shares                        $   26  $   142  $   268  $    638
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       21

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund, except for the Government II Fund, Treasury II Fund and Prime Obligation Fund, calculates its NAV once each Business Day at 4:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Government II Fund calculates its NAV at 2:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Treasury II Fund calculates its NAV at 2:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Prime Obligation Fund calculates its NAV at 5:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

22                                       SEI INVESTMENTS / PROSPECTUS


In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.



For Class A Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

SEI INVESTMENTS / PROSPECTUS                                       23


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

24                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value        Net       (Losses)     from Net       Realized     Value
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.04     $     --       $(0.04)      $       --    $1.00     3.70%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00     6.49
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00     5.19
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00     5.50
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.06           --        (0.06)              --     1.00     5.65
-------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.04     $     --       $(0.04)      $       --    $1.00     3.70%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00     6.46
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00     5.25
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00     5.48
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00     5.59
-------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.04     $     --       $(0.04)      $       --    $1.00     3.64%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00     6.37
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00     5.12
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00     5.39
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00     5.52
-------------------------------------------------------------------------------------------------------------

                                                                             Ratio of
                                                                 Ratio of      Net
                                          Ratio of   Ratio of    Expenses   Investment
                                          Expenses     Net      to Average  Income to
                                             to     Investment     Net       Average
                             Net Assets   Average   Income to     Assets    Net Assets
                               End of       Net      Average    (Excluding  (Excluding
                            Period (000)   Assets   Net Assets   Waivers)    Waivers)
--------------------------
MONEY MARKET FUND
--------------------------
CLASS A
--------------------------
 2002                        $  419,783     0.18%      3.90%       0.63%       3.45%
--------------------------
 2001                           741,949     0.18       6.39        0.64        5.93
--------------------------
 2000                           264,423     0.18       4.97        0.65        4.50
--------------------------
 1999                         1,212,244     0.18       5.32        0.64        4.86
--------------------------
 1998                           721,035     0.18       5.51        0.66        5.03
--------------------------
PRIME OBLIGATION FUND
--------------------------
CLASS A
--------------------------
 2002                        $3,989,778     0.20%      3.72%       0.48%       3.44%
--------------------------
 2001                         5,113,420     0.20       6.25        0.49        5.96
--------------------------
 2000                         5,486,642     0.20       5.16        0.49        4.87
--------------------------
 1999                         4,482,676     0.20       5.32        0.50        5.02
--------------------------
 1998                         3,247,562     0.20       5.46        0.51        5.15
--------------------------
GOVERNMENT FUND
--------------------------
CLASS A
--------------------------
 2002                        $  402,096     0.20%      3.42%       0.53%       3.09%
--------------------------
 2001                           254,143     0.20       6.21        0.54        5.87
--------------------------
 2000                           206,481     0.20       5.00        0.55        4.65
--------------------------
 1999                           204,988     0.20       5.22        0.55        4.87
--------------------------
 1998                           142,929     0.20       5.40        0.56        5.04
--------------------------

SEI INVESTMENTS / PROSPECTUS                                       25

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value        Net       (Losses)     from Net       Realized     Value
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.04     $     --       $(0.04)      $       --    $1.00     3.63%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00     6.31
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00     5.05
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00     5.33
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00     5.45
-------------------------------------------------------------------------------------------------------------
TREASURY FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $(0.03)      $       --    $1.00     3.48%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00     6.24
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00     4.93
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00     5.28
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00     5.49
-------------------------------------------------------------------------------------------------------------
TREASURY II FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $(0.03)      $       --    $1.00     3.35%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00     5.86
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00     4.60
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00     4.86
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00     5.20
-------------------------------------------------------------------------------------------------------------

                                                                             Ratio of
                                                                 Ratio of      Net
                                          Ratio of   Ratio of    Expenses   Investment
                                          Expenses     Net      to Average  Income to
                                             to     Investment     Net       Average
                             Net Assets   Average   Income to     Assets    Net Assets
                               End of       Net      Average    (Excluding  (Excluding
                            Period (000)   Assets   Net Assets   Waivers)    Waivers)
--------------------------
GOVERNMENT II FUND
--------------------------
CLASS A
--------------------------
 2002                        $  688,112     0.20%      3.63%       0.48%       3.35%
--------------------------
 2001                           910,748     0.20       6.14        0.49        5.85
--------------------------
 2000                           793,640     0.20       4.93        0.49        4.64
--------------------------
 1999                           943,396     0.20       5.20        0.50        4.90
--------------------------
 1998                           863,427     0.20       5.32        0.51        5.01
--------------------------
TREASURY FUND
--------------------------
CLASS A
--------------------------
 2002                        $  221,636     0.20%      3.30%       0.53%       2.97%
--------------------------
 2001                           126,044     0.20       6.06        0.55        5.71
--------------------------
 2000                           196,282     0.20       4.77        0.56        4.41
--------------------------
 1999                           269,680     0.20       5.14        0.57        4.77
--------------------------
 1998                           187,790     0.20       5.36        0.59        4.97
--------------------------
TREASURY II FUND
--------------------------
CLASS A
--------------------------
 2002                        $  556,201     0.25%      3.20%       0.53%       2.92%
--------------------------
 2001                           406,003     0.25       5.70        0.54        5.41
--------------------------
 2000                           379,179     0.25       4.49        0.54        4.20
--------------------------
 1999                           451,738     0.25       4.81        0.55        4.51
--------------------------
 1998                           748,061     0.25       5.08        0.56        4.77
--------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI
Daily Income Trust, from the EDGAR Database on the SEC's website
(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).
You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange
Commission, Public Reference Section, Washington, DC 20549-0102.
You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-001 (5/02)

SEI INVESTMENTS

[GRAPHIC]

MONEY MARKET

     -------------------------
     MONEY MARKET FUND
     -------------------------
     PRIME OBLIGATION FUND
     -------------------------
     GOVERNMENT FUND
     -------------------------
     GOVERNMENT II FUND
     -------------------------
     TREASURY FUND
     -------------------------
     TREASURY II FUND
     -------------------------
     CLASS C
     -------------------------
     PROSPECTUS AS OF
     MAY 31, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
Government Fund                                                        8
------------------------------------------------------------------------
Government II Fund                                                    11
------------------------------------------------------------------------
Treasury Fund                                                         14
------------------------------------------------------------------------
Treasury II Fund                                                      17
------------------------------------------------------------------------
More Information About Fund Investments                               20
------------------------------------------------------------------------
More Information About Risk                                           20
------------------------------------------------------------------------
Investment Adviser                                                    20
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    21
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    23
------------------------------------------------------------------------
Financial Highlights                                                  24
------------------------------------------------------------------------
How To Obtain More Information About The SEI Daily Income
Trust                                                         Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1


RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.92%
1997  5.11%
1998  5.03%
1999  4.61%
2000  5.90%
2001  3.58%


BEST QUARTER: 1.53% (09/30/00)



WORST QUARTER: 0.45% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.30%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Money Market Fund -- Class C Shares  3.58%    4.84%       4.91%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.86%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.88%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Money Market Fund -- Class C Shares                 0.68%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Class C
  Shares                        $   90  $   281  $   488  $  1,084
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%
2000  5.89%
2001  3.57%


BEST QUARTER: 1.51% (12/31/00)



WORST QUARTER: 0.46% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.29%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Prime Obligation Fund -- Class C
  Shares                             3.57%    4.83%       4.84%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.71%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.73%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.70%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  C Shares                      $   72  $   230  $   403  $    904
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  4.92%
1999  4.54%
2000  5.78%
2001  3.53%


BEST QUARTER: 1.49% (09/30/00)



WORST QUARTER: 0.44% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.28%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Government Fund -- Class C Shares         3.53%       4.73%*
-----------------------------------------------------------


* The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.76%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.78%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.75%*
------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.75%.


In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Class C Shares                   0.70%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Class C
  Shares                        $   77  $   246  $   430  $    963
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

GOVERNMENT II FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  4.91%
1998  4.85%
1999  4.48%
2000  5.72%
2001  3.50%


BEST QUARTER: 1.48% (12/31/00)



WORST QUARTER: 0.42% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.28%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Government II Fund -- Class C
  Shares                             3.50%    4.69%       4.69%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is November 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.71%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.73%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.70%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government II Fund -- Class C
  Shares                        $   72  $   230  $   403  $    904
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

TREASURY FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.81%
1997  4.94%
1998  4.83%
1999  4.36%
2000  5.65%
2001  3.34%


BEST QUARTER: 1.47% (12/31/00)



WORST QUARTER: 0.38% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.27%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Treasury Fund -- Class C Shares      3.34%    4.62%       4.70%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is July 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.76%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.78%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.08%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.70%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury Fund -- Class C
  Shares                        $   72  $   241  $   425  $    959
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

TREASURY II FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

18                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.57%
1997  4.65%
1998  4.41%
1999  4.02%
2000  5.27%
2001  3.19%


BEST QUARTER: 1.39% (12/31/00)



WORST QUARTER: 0.39% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.26%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Treasury II Fund -- Class C Shares   3.19%    4.31%       4.42%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is May 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       19

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.76%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.78%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.75%*
------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.75%.


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury II Fund -- Class C
  Shares                        $   77  $   246  $   430  $    963
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.


MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       21


PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund, except for the Government II Fund, Treasury II Fund and Prime Obligation Fund, calculates its NAV once each Business Day at 4:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Government II Fund calculates its NAV at 2:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Treasury II Fund calculates its NAV at 2:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Prime Obligation Fund calculates its NAV at 5:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

22                                       SEI INVESTMENTS / PROSPECTUS


In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.


For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       23


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

24                                       SEI INVESTMENTS / PROSPECTUS


FINANCIAL HIGHLIGHTS



The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                           Net Asset              Net Realized and  Distributions   Distributions
                             Value       Net         Unrealized       from Net           from        Net Asset
                           Beginning  Investment   Gains (Losses)    Investment    Realized Capital  Value End   Total
                           of Period    Income     on Securities       Income           Gains        of Period  Return+
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $ (0.03)       $       --       $1.00      3.19%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --          (0.06)               --        1.00      5.96
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --          (0.05)               --        1.00      4.66
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --          (0.05)               --        1.00      4.97
-----------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --          (0.05)               --        1.00      5.12
-----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $ (0.03)       $       --       $1.00      3.18%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --          (0.06)               --        1.00      5.93
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --          (0.05)               --        1.00      4.72
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --          (0.05)               --        1.00      4.96
-----------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --          (0.05)               --        1.00      5.06
-----------------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                                        Net       Expenses     Income
                                          Ratio of   Investment  to Average  to Average
                            Net Assets    Expenses     Income    Net Assets  Net Assets
                              End of     to Average  to Average  (Excluding  (Excluding
                           Period (000)  Net Assets  Net Assets   Waivers)    Waivers)
-------------------------
MONEY MARKET FUND
-------------------------
CLASS C
-------------------------
 2002                        $407,312        0.68%       3.02%       0.88%       2.82%
-------------------------
 2001                         307,545        0.68        5.84        0.89        5.63
-------------------------
 2000                         179,565        0.68        4.61        0.91        4.38
-------------------------
 1999                         132,831        0.68        4.84        0.89        4.63
-------------------------
 1998                          86,922        0.68        5.02        0.92        4.78
-------------------------
PRIME OBLIGATION FUND
-------------------------
CLASS C
-------------------------
 2002                        $946,967        0.70%       3.07%       0.73%       3.04%
-------------------------
 2001                         809,989        0.70        5.81        0.74        5.77
-------------------------
 2000                         501,789        0.70        4.68        0.74        4.64
-------------------------
 1999                         351,881        0.70        4.82        0.75        4.77
-------------------------
 1998                         207,908        0.70        5.02        0.76        4.96
-------------------------

SEI INVESTMENTS / PROSPECTUS                                       25

                                                     Net
                                                   Realized
                                                     and                                                                   Ratio of
                                                  Unrealized                 Distributions   Net                           Expenses
                           Net Asset                Gains     Distributions      from       Asset                             to
                             Value       Net       (Losses)     from Net       Realized     Value             Net Assets   Average
                           Beginning  Investment      on       Investment       Capital     End of   Total      End of       Net
                           of Period    Income    Securities     Income          Gains      Period  Return+  Period (000)   Assets
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $ (0.03)     $       --    $1.00     3.13%    $151,256      0.70%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --         (0.06)             --     1.00     5.84      104,452      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05           --         (0.05)             --     1.00     4.60       60,328      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --         (0.05)             --     1.00     4.87       39,881      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1998(1)                      1.00       0.03           --         (0.03)             --     1.00     5.01       25,341      0.70
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $ (0.03)     $       --    $1.00     3.11%    $ 80,415      0.70%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --         (0.06)             --     1.00     5.78       56,011      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --         (0.04)             --     1.00     4.53       44,019      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --         (0.05)             --     1.00     4.81       50,712      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05           --         (0.05)             --     1.00     4.93       35,272      0.70
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $ (0.03)     $       --    $1.00     2.97%    $ 97,755      0.70%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --         (0.06)             --     1.00     5.71       99,816      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --         (0.04)             --     1.00     4.41      115,471      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --         (0.05)             --     1.00     4.76      103,643      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05           --         (0.05)             --     1.00     4.96       53,768      0.70
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $ (0.03)     $       --    $1.00     2.84%    $109,581      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.05           --         (0.05)             --     1.00     5.33       90,640      0.75
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --         (0.04)             --     1.00     4.08       34,405      0.75
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.04           --         (0.04)             --     1.00     4.34       19,361      0.75
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05           --         (0.05)             --     1.00     4.67       11,843      0.75
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                                        Ratio of      Net
                            Ratio of    Expenses   Investment
                              Net      to Average  Income to
                           Investment     Net       Average
                           Income to     Assets    Net Assets
                            Average    (Excluding  (Excluding
                           Net Assets   Waivers)    Waivers)
-------------------------
GOVERNMENT FUND
-------------------------
CLASS C
-------------------------
 2002                          2.90%       0.78%       2.82%
-------------------------
 2001                          5.73        0.79        5.64
-------------------------
 2000                          4.53        0.80        4.43
-------------------------
 1999                          4.70        0.80        4.60
-------------------------
 1998(1)                       4.94        0.81        4.83
-------------------------
GOVERNMENT II FUND
-------------------------
CLASS C
-------------------------
 2002                          2.84%       0.73%       2.81%
-------------------------
 2001                          5.67        0.74        5.63
-------------------------
 2000                          4.40        0.74        4.36
-------------------------
 1999                          4.70        0.75        4.65
-------------------------
 1998                          4.82        0.76        4.76
-------------------------
TREASURY FUND
-------------------------
CLASS C
-------------------------
 2002                          2.86%       0.78%       2.78%
-------------------------
 2001                          5.56        0.80        5.46
-------------------------
 2000                          4.34        0.81        4.23
-------------------------
 1999                          4.62        0.82        4.50
-------------------------
 1998                          4.86        0.84        4.72
-------------------------
TREASURY II FUND
-------------------------
CLASS C
-------------------------
 2002                          2.71%       0.78%       2.68%
-------------------------
 2001                          5.30        0.79        5.26
-------------------------
 2000                          4.06        0.79        4.02
-------------------------
 1999                          4.21        0.80        4.16
-------------------------
 1998                          4.58        0.81        4.52
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Government Fund Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of hte Public Referance Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-038 (5/02)

SEI INVESTMENTS

[GRAPHIC]

MONEY MARKET
     -----------------
     MONEY MARKET FUND
     ---------------------
     PRIME OBLIGATION FUND
     ---------------------
     GOVERNMENT FUND
     ---------------------
     GOVERNMENT II FUND
     ---------------------
     TREASURY FUND
     ---------------------
     TREASURY II FUND
     ---------------------
     SWEEP CLASS
     ---------------------
     PROSPECTUS AS OF
     MAY 31, 2002

     The Securities and Exchange
     Commission has not approved
     or disapproved these securities or
     passed upon the adequacy of this
     prospectus. Any representation to
     the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
Government Fund                                                        8
------------------------------------------------------------------------
Government II Fund                                                    11
------------------------------------------------------------------------
Treasury Fund                                                         14
------------------------------------------------------------------------
Treasury II Fund                                                      17
------------------------------------------------------------------------
More Information About Fund Investments                               20
------------------------------------------------------------------------
More Information About Risk                                           20
------------------------------------------------------------------------
Investment Adviser                                                    20
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    21
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    23
------------------------------------------------------------------------
Financial Highlights                                                  24
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1


RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.35%
2000  5.64%
2001  3.32%


BEST QUARTER: 1.46% (09/30/00)



WORST QUARTER: 0.39% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.24%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Money Market Fund -- Sweep Class Shares   3.32%       4.47%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is July 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.61%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.13%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:



Money Market Fund -- Sweep Class Shares             0.93%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Sweep
  Class Shares                  $  115  $   359  $   622  $  1,375
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.40%
2000  5.63%
2001  3.31%


BEST QUARTER: 1.45% (12/31/00)



WORST QUARTER: 0.39% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.23%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Prime Obligation Fund -- Sweep Class
  Shares                                  3.31%       4.49%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is May 18, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.46%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           0.98%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Prime Obligation Fund -- Sweep Class Shares         0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Sweep
  Class Shares                  $  100  $   312  $   542  $  1,201
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.28%
2000  5.52%
2001  3.27%


BEST QUARTER: 1.43% (09/30/00)



WORST QUARTER: 0.38% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.22%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Government Fund -- Sweep Class Shares     3.27%       4.39%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is June 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.51%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.03%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Sweep Class Shares               0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Sweep Class
  Shares                        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

GOVERNMENT II FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


As of May 31, 2002, there were no Sweep Class Shares of the Fund outstanding.


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.69%
1993  3.02%
1994  4.16%
1995  5.87%
1996  5.30%
1997  5.44%
1998  5.38%
1999  5.00%
2000  6.25%
2001  4.01%


BEST QUARTER: 1.61% (12/31/00)



WORST QUARTER: 0.55% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.40%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Government II Fund -- Class A
  Shares                        4.01%    5.21%      4.81%      5.74%*
--------------------------------------------------------------------



* The inception date for Class A Shares of the Fund is December 9, 1985. As of May 31, 2002, there were no Sweep Class Shares of the Fund outstanding.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.46%*
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           0.98%**
----------------------------------------------------------------------


* Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor may each waive a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Government II Fund -- Sweep Class Shares            0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government II Fund -- Sweep
  Class Shares                  $  100  $   312  $   542  $  1,201
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

TREASURY FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  4.57%
1999  4.10%
2000  5.39%
2001  3.08%


BEST QUARTER: 1.41% (12/31/00)



WORST QUARTER: 0.32% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.21%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Treasury Fund -- Sweep Class Shares       3.08%       4.34%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is August 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.51%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.03%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Treasury Fund -- Sweep Class Shares                 0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury Fund -- Sweep Class
  Shares                        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

TREASURY II FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

18                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


As of May 31, 2002, there were no Sweep Class Shares of the Fund outstanding.


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.56%
1993  2.89%
1994  3.94%
1995  5.62%
1996  5.09%
1997  5.17%
1998  4.93%
1999  4.54%
2000  5.80%
2001  3.71%


BEST QUARTER: 1.52% (12/31/00)



WORST QUARTER: 0.52% (12/31/01)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.38%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Treasury II Fund -- Class A
  Shares                        3.71%    4.83%      4.52%      4.99%*
--------------------------------------------------------------------



* The inception date for Class A Shares of the Fund is July 28, 1989. As of May 31, 2002, there were no Sweep Class Shares of the Fund outstanding.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       19

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.51%*
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.03%**
----------------------------------------------------------------------


* Other Expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor may each waive a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Treasury II Fund -- Sweep Class Shares              1.00%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury II Fund -- Sweep
  Class Shares                  $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       21


PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.


The Funds offer Sweep Class Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.


Each Fund, except for the Government II Fund, Treasury II Fund and Prime Obligation Fund, calculates its NAV once each Business Day at 4:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Government II Fund calculates its NAV at 2:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Treasury II Fund calculates its NAV at 2:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Prime Obligation Fund calculates its NAV at 5:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

22                                       SEI INVESTMENTS / PROSPECTUS

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.



SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of average daily net assets, may be up to 0.50%.


For Sweep Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       23


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

24                                       SEI INVESTMENTS / PROSPECTUS


FINANCIAL HIGHLIGHTS



The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Net
                                                   Realized
                                                     and                                                                 Ratio of
                                                  Unrealized                 Distributions   Net                         Expenses
                           Net Asset                Gains     Distributions      from       Asset            Net Assets     to
                             Value       Net       (Losses)     from Net       Realized     Value              End of    Average
                           Beginning  Investment      on       Investment       Capital     End of   Total     Period      Net
                           of Period    Income    Securities     Income          Gains      Period  Return+    (000)      Assets
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------

SWEEP CLASS
---------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $(0.03)      $       --    $1.00    2.93%    $177,857     0.93%
---------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00    5.70      219,802     0.93
---------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --        (0.04)              --     1.00    4.40       26,342     0.93
---------------------------------------------------------------------------------------------------------------------------------
 1999(1)                      1.00       0.02           --        (0.02)              --     1.00    4.56        6,669     0.93
---------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------------------

SWEEP CLASS
---------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $(0.03)      $       --    $1.00    2.92%    $ 76,982     0.95%
---------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00    5.67       68,954     0.95
---------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --        (0.04)              --     1.00    4.46       14,423     0.95
---------------------------------------------------------------------------------------------------------------------------------
 1999(2)                      1.00       0.03           --        (0.03)              --     1.00    4.61        5,645     0.95
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------

SWEEP CLASS
---------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $(0.03)      $       --    $1.00    2.87%    $ 71,277     0.95%
---------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.05           --        (0.05)              --     1.00    5.57       47,477     0.95
---------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --        (0.04)              --     1.00    4.34       22,547     0.95
---------------------------------------------------------------------------------------------------------------------------------
 1999(3)                      1.00       0.03           --        (0.03)              --     1.00    4.49        3,248     0.95
---------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                                        Ratio of      Net
                            Ratio of    Expenses   Investment
                              Net      to Average  Income to
                           Investment     Net       Average
                           Income to     Assets    Net Assets
                            Average    (Excluding  (Excluding
                           Net Assets   Waivers)    Waivers)
-------------------------
MONEY MARKET FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                          2.92%       1.13%       2.72%
-------------------------
 2001                          5.63        1.14        5.42
-------------------------
 2000                          4.44        1.16        4.21
-------------------------
 1999(1)                       4.36        1.14        4.15
-------------------------
PRIME OBLIGATION FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                          2.88%       0.98%       2.85%
-------------------------
 2001                          5.61        0.99        5.57
-------------------------
 2000                          4.49        0.99        4.45
-------------------------
 1999(2)                       4.35        1.00        4.30
-------------------------
GOVERNMENT FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                          2.67%       1.03%       2.59%
-------------------------
 2001                          5.47        1.04        5.38
-------------------------
 2000                          4.42        1.05        4.32
-------------------------
 1999(3)                       4.37        1.05        4.27
-------------------------

SEI INVESTMENTS / PROSPECTUS                                       25

                                                     Net
                                                   Realized
                                                     and                                                                Ratio of
                                                  Unrealized                 Distributions   Net                        Expenses
                           Net Asset                Gains     Distributions      from       Asset           Net Assets     to
                             Value       Net       (Losses)     from Net       Realized     Value             End of    Average
                           Beginning  Investment      on       Investment       Capital     End of  Total     Period      Net
                           of Period    Income    Securities     Income          Gains      Period  Return    (000)      Assets
--------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------------------------------------------------------

SWEEP CLASS
--------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $(0.03)      $       --    $1.00   2.71%    $119,263     0.95%
--------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.05           --        (0.05)              --     1.00   5.45      110,640     0.95
--------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04           --        (0.04)              --     1.00   4.15       82,785     0.95
--------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.04           --        (0.04)              --     1.00   4.50       72,368     0.95
--------------------------------------------------------------------------------------------------------------------------------
 1998(4)                      1.00       0.02           --        (0.02)              --     1.00   4.74       69,066     0.95
--------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                                        Ratio of      Net
                            Ratio of    Expenses   Investment
                              Net      to Average  Income to
                           Investment     Net       Average
                           Income to     Assets    Net Assets
                            Average    (Excluding  (Excluding
                           Net Assets   Waivers)    Waivers)
-------------------------
TREASURY FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                          2.61%       1.03%       2.53%
-------------------------
 2001                          5.33        1.05        5.23
-------------------------
 2000                          4.08        1.06        3.97
-------------------------
 1999                          4.40        1.07        4.28
-------------------------
 1998(4)                       4.71        1.08        4.58
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Money Market Fund Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.



(2) Prime Obligation Fund Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.



(3) Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.



(4) Treasury Fund Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-
Annual Reports, as well as other information about the SEI Daily
Income Trust, from the EDGAR Database on the SEC's website
(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-039 (5/02)

SEI INVESTMENTS

[GRAPHIC]

Fixed Income

         --------------------
         Corporate Daily
         Income Fund
         --------------------
         Treasury Securities
         Daily Income Fund
         --------------------
         Short-Duration
         Government Fund
         --------------------
         Intermediate-Duration
         Government Fund
         --------------------
         GNMA Fund
         --------------------

         Prospectus as of
         May 31, 2002

         The Securities and Exchange
         Commission has not approved
         or disapproved these securities or
         passed upon the adequacy of this
         prospectus. Any representation to
         the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Intermediate-Duration Government and GNMA Funds and the Class A Shares, Class B Shares and Class C Shares of the Corporate Daily Income, Treasury Securities Daily Income and Short-Duration Government Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Corporate Daily Income Fund                                            2
------------------------------------------------------------------------
Treasury Securities Daily Income Fund                                  5
------------------------------------------------------------------------
Short-Duration Government Fund                                         7
------------------------------------------------------------------------
Intermediate-Duration Government Fund                                 10
------------------------------------------------------------------------
GNMA Fund                                                             13
------------------------------------------------------------------------
More Information About Fund Investments                               16
------------------------------------------------------------------------
More Information About Risk                                           16
------------------------------------------------------------------------
Investment Adviser                                                    16
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    18
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    20
------------------------------------------------------------------------
Financial Highlights                                                  21
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in a Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.



The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or other issuers. These price movements, sometimes called volatility, will vary depending on the types of securities the Funds own and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

CORPORATE DAILY INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Providing a higher current income than
                             that typically offered by a money market
                             fund while maintaining liquidity

  SHARE PRICE VOLATILITY:    Low to medium

  PRINCIPAL INVESTMENT       Utilizing an adviser experienced in
    STRATEGY:                selecting fixed income obligations, the
                             Fund invests in investment grade fixed
                             income securities of U.S. issuers


--------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Corporate Daily Income Fund invests substantially all (at least 80%) of its net assets in investment grade obligations of U.S. issuers, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances and bank notes of U.S. commercial banks or savings and loans institutions that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government; (iv) mortgage-backed securities; (v) asset-backed securities; and (vi) fully collateralized repurchase agreements involving any of the foregoing obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interests rates, relative valuations and yield spreads among various sectors, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. As of May 31, 2002, Class B and Class C Shares of the Fund had not yet commenced operations.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  2.89%
1995  8.68%
1996  5.22%
1997  5.74%
1998  6.18%
1999  4.25%
2000  7.87%
2001  6.29%


BEST QUARTER: 2.62% (12/31/00)



WORST QUARTER: 0.38% (03/31/94)



* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.48%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001, to those of the Lehman Brothers 9-12 Month Treasury Index.



                                                           SINCE
CORPORATE DAILY INCOME FUND          1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes
    Class A                          6.29%    6.06%        5.73%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    4.19%    3.79%        3.50%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           3.80%    3.71%        3.46%
----------------------------------------------------------------
Lehman Brothers 9-12 Month Treasury
  Index (reflects no deduction for
  fees, expenses, or taxes)***+      6.56%    5.97%        5.74%
----------------------------------------------------------------



* The inception date for Class A Shares of the Fund is September 28, 1993. Index returns shown from September 30, 1993.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 9-12 Month Treasury Index is a widely-recognized, market weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.



+ The Fund has changed its index from the Merrill Lynch 1-Year Index to the Lehman Brothers 9-12 Month Treasury Index because the Merrill Lynch 1-Year Index was discontinued.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                       0.10%           0.10%           0.10%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None            None            None
------------------------------------------------------------------------------------
Other Expenses                                 0.62%           0.67%           0.87%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Annual Fund Operating
    Expenses                                   0.72%*          0.77%*          0.97%*
------------------------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level for Class A Shares of the Fund. The Adviser, Administrator and/or Distributor will also waive fees in order to keep total operating expenses of the Class B Shares and Class C Shares at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Corporate Daily Income Fund -- Class A Shares       0.35%
---------------------------------------------------------
Corporate Daily Income Fund -- Class B Shares       0.65%
---------------------------------------------------------
Corporate Daily Income Fund -- Class C Shares       0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Corporate Daily Income Fund --
  Class A Shares                $   74  $   230  $   401  $    894
------------------------------------------------------------------
Corporate Daily Income Fund --
  Class B Shares                $   79  $   246  $   428  $    954
------------------------------------------------------------------
Corporate Daily Income Fund --
  Class C Shares                $   99  $   309  $   536  $  1,190
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

TREASURY SECURITIES DAILY INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Providing a higher current income than
                             that typically offered by a money market
                             fund while maintaining liquidity

  SHARE PRICE VOLATILITY:    Low to medium

  PRINCIPAL INVESTMENT       Utilizing an adviser experienced in
    STRATEGY:                selecting fixed income securities, the
                             Fund invests in short-duration U.S.
                             Treasury obligations


--------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Treasury Securities Daily Income Fund invests substantially all (at least 80%) of its net assets in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years. The maximum remaining maturity of any single security will be five years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


The Fund is also subject to the risk that short-duration U.S. Treasury securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

As of May 31, 2002, Class A, Class B and Class C Shares of the Fund had not yet commenced operations.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                       0.10%           0.10%           0.10%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None            None            None
------------------------------------------------------------------------------------
Other Expenses                                 0.64%*          0.69%*          0.89%*
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Annual Fund Operating
    Expenses                                   0.74%**          0.79%**          0.99%**
------------------------------------------------------------------------------------

* Other Expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Treasury Securities Daily Income Fund -- Class A
  Shares                                            0.35%
---------------------------------------------------------
Treasury Securities Daily Income Fund -- Class B
  Shares                                            0.65%
---------------------------------------------------------
Treasury Securities Daily Income Fund -- Class C
  Shares                                            0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
---------------------------------------------------------
Treasury Securities Daily Income Fund --
  Class A Shares                          $   76  $   237
---------------------------------------------------------
Treasury Securities Daily Income Fund --
  Class B Shares                          $   81  $   252
---------------------------------------------------------
Treasury Securities Daily Income Fund --
  Class C Shares                          $  101  $   315
---------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       7

SHORT-DURATION GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal value and
                             maintaining liquidity while providing
                             current income

  SHARE PRICE VOLATILITY:    Low to medium

  PRINCIPAL INVESTMENT       Utilizing an adviser experienced in
    STRATEGY:                selecting fixed income securities, the
                             Fund invests in short-duration U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Short-Duration Government Fund invests substantially all (at least 80%) of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of up to three years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies or instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


The Fund is also subject to the risk that short-duration U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

8                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Class B Shares of the Fund were fully liquidated December 10, 2001. As of May 31, 2002, Class C Shares of the Fund had not yet commenced operations. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   5.35%
1993   4.81%
1994   0.32%
1995  10.83%
1996   4.63%
1997   6.94%
1998   7.08%
1999   2.71%
2000   7.90%
2001   7.08%


BEST QUARTER: 3.35% (09/30/98)



WORST QUARTER: -0.65% (03/31/94)



* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.40%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001, to those of the Merrill Lynch 1-3 Year U.S. Treasury Bond Index.



                                                                SINCE
SHORT DURATION GOVERNMENT FUND  1 YEAR  5 YEARS  10 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes
    Class A                     7.08%    6.33%      5.73%       6.55%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               5.10%    4.08%      3.55%       2.51%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 4.28%    3.94%      3.51%       2.47%
---------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
  Treasury Bond Index
  (reflects no deduction for
  fees, expenses, or taxes)***  8.30%    6.59%      6.09%       6.98%
---------------------------------------------------------------------



* The inception date for Class A Shares of the Fund is February 17, 1987. Index returns shown from February 28, 1987.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

SEI INVESTMENTS / PROSPECTUS                                       9

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                       0.10%           0.10%           0.10%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None            None            None
------------------------------------------------------------------------------------
Other Expenses                                 0.62%           0.67%           0.87%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Annual Fund Operating
    Expenses                                   0.72%*          0.77%*          0.97%*
------------------------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level for Class A Shares and Class B Shares of the Fund. The Adviser, Administrator and/ or Distributor will also waive fees in order to keep total operating expenses of the Class C Shares at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Short-Duration Government Fund -- Class A Shares    0.45%
---------------------------------------------------------
Short-Duration Government Fund -- Class B Shares    0.75%
---------------------------------------------------------
Short-Duration Government Fund -- Class C Shares    0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Short-Duration Government Fund
  -- Class A Shares             $   74  $   230  $   401  $    894
------------------------------------------------------------------
Short-Duration Government Fund
  -- Class B Shares             $   79  $   246  $   428  $    954
------------------------------------------------------------------
Short-Duration Government Fund
  -- Class C Shares             $   99  $   309  $   536  $  1,190
------------------------------------------------------------------

10                                       SEI INVESTMENTS / PROSPECTUS

INTERMEDIATE-DURATION GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal value and
                             maintaining liquidity while providing
                             current income

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing an adviser experienced in
    STRATEGY:                selecting fixed income securities, the
                             Fund invests in intermediate-duration
                             U.S. government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Intermediate-Duration Government Fund invests substantially all (at least 80%) of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of two and a half to five years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


The Fund is also subject to the risk that intermediate-duration U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       11

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   6.41%
1993   7.15%
1994  -2.74%
1995  15.72%
1996   3.04%
1997   8.18%
1998   8.47%
1999   0.02%
2000  10.64%
2001   8.21%


BEST QUARTER: 5.08% (06/30/95)


WORST QUARTER: -2.00% (03/31/94)


* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was -0.38%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001, to those of the Merrill Lynch 3-5 Year U.S. Treasury Bond Index.



                                                                       SINCE
INTERMEDIATE-DURATION GOVERNMENT FUND  1 YEAR  5 YEARS  10 YEARS  INCEPTION*
----------------------------------------------------------------------------
Fund Return Before Taxes
    Class A                            8.21%    7.04%      6.39%       7.17%
----------------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                      6.01%    4.72%      4.00%       2.84%
----------------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                             4.96%    4.48%      3.94%       2.79%
----------------------------------------------------------------------------
Merrill Lynch 3-5 Year U.S. Treasury
  Bond Index (reflects no deduction
  for fees, expenses, or taxes)***     8.47%    7.23%      6.85%       7.70%
----------------------------------------------------------------------------



* The inception date for Class A Shares of the Fund is February 17, 1987. Index returns shown from February 28, 1987.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

12                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.62%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.72%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Intermediate-Duration Government Fund -- Class A
  Shares                                            0.50%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Intermediate-Duration
  Government Fund -- Class A
  Shares                        $   74  $   230  $   401  $    894
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       13

GNMA FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal value and
                             maintaining liquidity while providing
                             current income

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing an adviser experienced in
    STRATEGY:                selecting mortgage-backed securities,
                             the Fund invests principally in fixed
                             income obligations issued by the
                             Government National Mortgage Association
                             ("GNMA")


--------------------------------------------------------------------------------

INVESTMENT STRATEGY


The GNMA Fund invests primarily (at least 80% of its net assets) in mortgage-backed securities issued by GNMA. The Fund may also invest in U.S. Treasury securities and U.S. government securities obligations, and repurchase agreements collateralized by such obligations. In addition the Fund may invest in futures contracts and other similar instruments for risk management purposes.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interests rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. There is no restriction on the Fund's portfolio duration.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


The Fund is also subject to the risk that GNMA securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

14                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   7.31%
1993   6.62%
1994  -3.38%
1995  16.89%
1996   4.48%
1997   9.22%
1998   7.26%
1999   0.25%
2000  10.96%
2001   7.61%


BEST QUARTER: 5.33% (03/31/95)



WORST QUARTER: -3.73% (03/31/94)



* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.93%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001, to those of the Salomon Smith Barney 30-Year GNMA Index.



                                                                SINCE
GNMA FUND                       1 YEAR  5 YEARS  10 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes
    Class A                     7.61%    7.00%      6.59%       7.65%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               5.25%    4.39%      3.88%       2.78%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 4.60%    4.29%      3.92%       2.79%
---------------------------------------------------------------------
Salomon Smith Barney 30-Year
  GNMA Index (reflects no
  deduction for fees,
  expenses, or taxes)***        8.25%    7.49%      7.22%       8.41%
---------------------------------------------------------------------



* The inception date for Class A Shares of the Fund is March 20, 1987. Index returns shown from March 31, 1987.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon Smith Barney 30-Year GNMA Index is a widely-recognized component of the Salomon Smith Barney Mortgage Index consisting of the pool of 30-year mortgages backed by GNMA.

SEI INVESTMENTS / PROSPECTUS                                       15

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.59%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.69%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


GNMA Fund -- Class A Shares                         0.60%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
GNMA Fund -- Class A Shares     $   70  $   221  $   384  $    859
------------------------------------------------------------------

16                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds will normally invest their assets in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that a Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.



MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment programs. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion

SEI INVESTMENTS / PROSPECTUS                                       17


in assets under management. For the fiscal year ended January 31, 2002, the Funds paid Wellington Management the following advisory fees as a percentage of each Fund's average daily net assets:



Corporate Daily Income Fund                         0.07%
---------------------------------------------------------
Short-Duration Government Fund                      0.09%
---------------------------------------------------------
Intermediate-Duration Government Fund               0.10%
---------------------------------------------------------
GNMA Fund                                           0.10%
---------------------------------------------------------


PORTFOLIO MANAGERS

CORPORATE DAILY INCOME FUND

Timothy E. Smith became the portfolio manager of the Corporate Daily Income Fund in 1999. Mr. Smith has been an investment professional with Wellington Management since 1992.

SHORT-DURATION GOVERNMENT FUND
TREASURY SECURITIES DAILY INCOME FUND
INTERMEDIATE-DURATION GOVERNMENT FUND

John C. Keogh serves as portfolio manager of the Short-Duration Government Fund, and became portfolio manager of the Intermediate-Duration Government Fund in 1999. Mr. Keogh will also serve as portfolio manager for the Treasury Securities Daily Income Fund upon the commencement of its operations. Mr. Keogh has been an investment professional with Wellington Management since 1983.

GNMA FUND


Michael C. Garrett became the portfolio manager of the GNMA Fund in 2001. Mr. Garrett joined Wellington Management in 1999 from Credit Suisse First Boston where he was a mortgage securities trader from 1996 to 1999.

18                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares, Class B Shares and Class C Shares of the Funds.



The classes have different expenses and other characteristics. The Funds offer Class A Shares, Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares, Class B Shares and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



Each Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       19


In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, Class B Shares or Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale on the following Business Day after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Shares.



For Class A Shares, Class B Shares, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.



For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

20                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

SEI INVESTMENTS / PROSPECTUS                                       21

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares and Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                       Net Realized
                                                           and                      Distributions   Net
                                Net Asset               Unrealized   Distributions      from       Asset            Net Assets
                                  Value       Net         Gains        from Net       Realized     Value              End of
                                Beginning  Investment  (Losses) on    Investment       Capital     End of   Total     Period
                                of Period    Income     Securities      Income          Gains      Period  Return+    (000)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE DAILY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
------------------------------------------------------------------------------------------------------------------------------
 2002                            $ 2.01      $0.10        $ 0.02        $ (0.10)     $       --    $ 2.03    6.08%   $167,901
------------------------------------------------------------------------------------------------------------------------------
 2001                              1.97       0.12          0.04          (0.12)             --      2.01    8.45     114,536
------------------------------------------------------------------------------------------------------------------------------
 2000                              2.00       0.10         (0.03)         (0.10)             --      1.97    3.77     114,118
------------------------------------------------------------------------------------------------------------------------------
 1999                              2.00       0.11            --          (0.11)             --      2.00    5.61      90,043
------------------------------------------------------------------------------------------------------------------------------
 1998                              1.99       0.11          0.01          (0.11)             --      2.00    6.29      69,571
------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
------------------------------------------------------------------------------------------------------------------------------
 2002                            $10.15      $0.47        $ 0.16        $ (0.48)     $       --    $10.30    6.28%   $150,993
------------------------------------------------------------------------------------------------------------------------------
 2001                              9.87       0.60          0.28          (0.60)             --     10.15    9.14      99,495
------------------------------------------------------------------------------------------------------------------------------
 2000                             10.16       0.51         (0.29)         (0.51)             --      9.87    2.22      97,545
------------------------------------------------------------------------------------------------------------------------------
 1999                             10.06       0.54          0.10          (0.54)             --     10.16    6.49      99,047
------------------------------------------------------------------------------------------------------------------------------
 1998                              9.95       0.59          0.11          (0.59)             --     10.06    7.23      81,014
------------------------------------------------------------------------------------------------------------------------------

CLASS B
------------------------------------------------------------------------------------------------------------------------------
 2002(1)                         $10.14      $0.39        $ 0.12        $ (0.39)     $       --    $10.26    6.01%   $     --
------------------------------------------------------------------------------------------------------------------------------
 2001                              9.86       0.56          0.28          (0.56)             --     10.14    8.82           3
------------------------------------------------------------------------------------------------------------------------------
 2000                             10.15       0.48         (0.29)         (0.48)             --      9.86    1.90          14
------------------------------------------------------------------------------------------------------------------------------
 1999                             10.04       0.51          0.11          (0.51)             --     10.15    6.28          14
------------------------------------------------------------------------------------------------------------------------------
 1998                              9.94       0.56          0.10          (0.56)             --     10.04    6.82          13
------------------------------------------------------------------------------------------------------------------------------

                                                                    Ratio of Net
                                             Ratio of    Ratio of    Investment
                                               Net       Expenses    Income to
                                 Ratio of   Investment  to Average  Average Net
                                 Expenses   Income to   Net Assets     Assets     Portfolio
                                to Average   Average    (Excluding   (Excluding   Turnover
                                Net Assets  Net Assets   Waivers)     Waivers)      Rate
------------------------------
CORPORATE DAILY INCOME FUND
------------------------------
CLASS A
------------------------------
 2002                               0.35%       4.74%       0.72%       4.37%         75%
------------------------------
 2001                               0.35        6.10        0.73        5.72          68
------------------------------
 2000                               0.35        5.27        0.74        4.88          71
------------------------------
 1999                               0.35        5.38        0.76        4.97          48
------------------------------
 1998                               0.35        5.61        0.76        5.20         108
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
------------------------------
 2002                               0.45%       4.58%       0.72%       4.31%         84%
------------------------------
 2001                               0.45        5.94        0.74        5.65          79
------------------------------
 2000                               0.45        5.08        0.74        4.79         102
------------------------------
 1999                               0.45        5.31        0.72        5.04          90
------------------------------
 1998                               0.45        5.91        0.76        5.60         166
------------------------------
CLASS B
------------------------------
 2002(1)                            0.75%       2.69%       0.77%       2.67%         84%
------------------------------
 2001                               0.75        5.61        0.79        5.57          79
------------------------------
 2000                               0.75        4.79        0.79        4.75         102
------------------------------
 1999                               0.75        5.02        0.77        5.00          90
------------------------------
 1998                               0.75        5.61        0.81        5.55         166
------------------------------

22                                       SEI INVESTMENTS / PROSPECTUS


                                                                      Net Realized
                                                                          and                      Distributions   Net
                                               Net Asset               Unrealized   Distributions      from       Asset
                                                 Value       Net         Gains        from Net       Realized     Value
                                               Beginning  Investment  (Losses) on    Investment       Capital     End of   Total
                                               of Period    Income     Securities      Income          Gains      Period  Return+
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
 2002                                           $10.22      $0.54        $ 0.18        $ (0.54)     $       --    $10.40    7.19%
---------------------------------------------------------------------------------------------------------------------------------
 2001                                             9.62       0.56          0.60          (0.56)             --     10.22   12.42
---------------------------------------------------------------------------------------------------------------------------------
 2000                                            10.24       0.54         (0.62)         (0.54)             --      9.62   (0.77)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                            10.07       0.56          0.17          (0.56)             --     10.24    7.46
---------------------------------------------------------------------------------------------------------------------------------
 1998                                             9.78       0.58          0.29          (0.58)             --     10.07    9.15
---------------------------------------------------------------------------------------------------------------------------------
GNMA FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
 2002                                           $ 9.78      $0.55        $ 0.14        $ (0.56)     $       --    $ 9.91    7.22%
---------------------------------------------------------------------------------------------------------------------------------
 2001                                             9.20       0.62          0.58          (0.62)             --      9.78   13.44
---------------------------------------------------------------------------------------------------------------------------------
 2000                                             9.91       0.60         (0.71)         (0.60)             --      9.20   (1.18)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                             9.87       0.61          0.04          (0.61)             --      9.91    6.76
---------------------------------------------------------------------------------------------------------------------------------
 1998                                             9.63       0.64          0.24          (0.64)             --      9.87    9.52
---------------------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of Net
                                                                        Ratio of    Ratio of    Investment
                                                                          Net       Expenses    Income to
                                               Net Assets   Ratio of   Investment  to Average  Average Net
                                                 End of     Expenses   Income to   Net Assets     Assets     Portfolio
                                                 Period    to Average   Average    (Excluding   (Excluding   Turnover
                                                 (000)     Net Assets  Net Assets   Waivers)     Waivers)      Rate
---------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
---------------------------------------------
CLASS A
---------------------------------------------
 2002                                           $119,335       0.50%       5.17%       0.72%       4.95%         50%
---------------------------------------------
 2001                                             84,523       0.50        5.67        0.73        5.44          41
---------------------------------------------
 2000                                            114,538       0.50        5.47        0.73        5.24          31
---------------------------------------------
 1999                                            124,657       0.50        5.54        0.76        5.28          21
---------------------------------------------
 1998                                            117,107       0.50        5.85        0.76        5.59          57
---------------------------------------------
GNMA FUND
---------------------------------------------
CLASS A
---------------------------------------------
 2002                                           $234,747       0.60%       5.50%       0.69%       5.41%        108%
---------------------------------------------
 2001                                             88,403       0.60        6.52        0.71        6.41          81
---------------------------------------------
 2000                                             84,006       0.60        6.21        0.71        6.10          29
---------------------------------------------
 1999                                            100,799       0.60        6.14        0.72        6.02          27
---------------------------------------------
 1998                                             77,792       0.60        6.65        0.75        6.50           4
---------------------------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Short-Duration Government Fund Class B Shares were fully liquidated December 10, 2001. All ratios for the period have been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456
By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI
Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.
You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

SEI-F-094 (5/02)

                        SMITH BARNEY
         CORPORATE TRUST COMPANY


          PROSPECTUS AS OF MAY 31, 2002


      SHORT-TERM
         INVESTMENT FUNDS
      ------------------------------------
                                                       Money Market Fund
                                                   Prime Obligation Fund

        CLASS C

                                          The Securities and Exchange
                                          Commission has not approved or
                                          disapproved these securities or
                                          passed upon the adequacy of this
                                          prospectus. Any representation to
                                          the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Money Market and the Prime Obligation Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
More Information About Fund Investments                                8
------------------------------------------------------------------------
More Information About Risk                                            8
------------------------------------------------------------------------
Investment Adviser                                                     8
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     9
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    11
------------------------------------------------------------------------
Financial Highlights                                                  12
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.92%
1997  5.11%
1998  5.03%
1999  4.61%
2000  5.90%
2001  3.58%


BEST QUARTER: 1.53% (09/30/00)



WORST QUARTER: 0.45% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.30%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Money Market Fund -- Class C Shares  3.58%    4.84%       4.91%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.86%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.88%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Money Market Fund -- Class C Shares                 0.68%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Class C
  Shares                        $   90  $   281  $   488  $  1,084
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%
2000  5.89%
2001  3.57%


BEST QUARTER: 1.51% (12/31/00)



WORST QUARTER: 0.46% (12/31/01)


* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.29%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Prime Obligation Fund -- Class C
  Shares                             3.57%    4.83%       4.84%*
---------------------------------------------------------------


* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.71%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.73%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.70%*
------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  C Shares                      $   72  $   230  $   403  $    904
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to both Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       9

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Money Market Fund and the Prime Obligation Fund calculate their NAV once each Business Day at 4:30 p.m., Eastern time and at 5:00 p.m., Eastern time, respectively (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods

10                                       SEI INVESTMENTS / PROSPECTUS


approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Funds can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.



For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       11

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value        Net       (Losses)     from Net       Realized     Value
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $(0.03)      $       --    $1.00    3.19%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00    5.96
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00    4.66
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00    4.97
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00    5.12
-------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $(0.03)      $       --    $1.00    3.18%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --        (0.06)              --     1.00    5.93
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --        (0.05)              --     1.00    4.72
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --        (0.05)              --     1.00    4.96
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --        (0.05)              --     1.00    5.06
-------------------------------------------------------------------------------------------------------------

                                                                           Ratio of
                                                               Ratio of      Net
                                        Ratio of   Ratio of    Expenses   Investment
                                        Expenses     Net      to Average  Income to
                            Net Assets     to     Investment     Net       Average
                              End of    Average   Income to     Assets    Net Assets
                              Period      Net      Average    (Excluding  (Excluding
                              (000)      Assets   Net Assets   Waivers)    Waivers)
--------------------------
MONEY MARKET FUND
--------------------------
CLASS C
--------------------------
 2002                        $407,312     0.68%      3.02%       0.88%       2.82%
--------------------------
 2001                         307,545     0.68       5.84        0.89        5.63
--------------------------
 2000                         179,565     0.68       4.61        0.91        4.38
--------------------------
 1999                         132,831     0.68       4.84        0.89        4.63
--------------------------
 1998                          86,922     0.68       5.02        0.92        4.78
--------------------------
PRIME OBLIGATION FUND
--------------------------
CLASS C
--------------------------
 2002                        $946,967     0.70%      3.07%       0.73%       3.04%
--------------------------
 2001                         809,989     0.70       5.81        0.74        5.77
--------------------------
 2000                         501,789     0.70       4.68        0.74        4.64
--------------------------
 1999                         351,881     0.70       4.82        0.75        4.77
--------------------------
 1998                         207,908     0.70       5.02        0.76        4.96
--------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.

                                  SMITH BARNEY
                            CORPORATE TRUST COMPANY

       These Short-Term Investment Funds ("Funds") are portfolios of the SEI Daily Income Trust and are offered in conjunction with Smith Barney Corporate Trust Company to afford a convenient range of investment choices to investors.


       The SAI dated May 31, 2002, includes detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


       Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

       You can obtain a free copy of the Funds' SAI and/or free copies of the Funds' most recent annual or semi-annual report by calling 1-800-342-5734. You may also call 1-800-342-5734 to request other information about the Funds or to make shareholder inquires.

       Information about the Funds (SAI, annual and semi-annual reports) can be reviewed and copied from the EDGAR Database on the SEC's website ("http://www.sec.gov") or at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

       The Trust's Investment Company Act registration number is
       811-3451.

       The Funds are not FDIC insured, maintain no bank guarantee, and may lose value.

  [PHOTO]
PROSPECTUS

SEI Daily Income Trust

Government Money Market Fund

Investment Service Shares

May 31, 2002

[PHOTO]

[LOGO]


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares and Class C Shares of the Government Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to the Fund. For more detailed information about the Fund, please see:



Principle Investment Strategies and Risks,
  Performance Information and Expenses                                 2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
More Information About Risk                                            5
------------------------------------------------------------------------
Investment Adviser                                                     5
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     8
------------------------------------------------------------------------
Financial Highlights                                                   9
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION

The Government Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for six years. The performance of Class B and Class C Shares will differ due to differences in expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.04%
1997  5.18%
1998  5.13%
1999  4.75%
2000  5.99%
2001  3.73%


BEST QUARTER: 1.54% (09/30/00)



WORST QUARTER: 0.49% (12/31/01)


* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.33%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Government Fund -- Class B Shares    3.73%    4.95%      5.00%*
---------------------------------------------------------------
Government Fund -- Class C Shares    3.53%      N/A      4.73%**
---------------------------------------------------------------


*  The inception date for Class B Shares of the Fund is August 22, 1995.

** The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------
Investment Advisory Fees                           0.02%           0.02%
------------------------------------------------------------------------
Distribution (12b-1) Fees                           None            None
------------------------------------------------------------------------
Other Expenses                                     0.56%           0.76%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses             0.58%           0.78%
------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements             0.03%           0.03%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Net Expenses                                     0.55%*          0.75%*
------------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55% for Class B Shares and 0.75% for Class C Shares.



In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Class B Shares                   0.50%
---------------------------------------------------------
Government Fund -- Class C Shares                   0.70%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Class B
  Shares                        $   56  $   183  $   321  $    723
------------------------------------------------------------------
Government Fund -- Class C
  Shares                        $   77  $   246  $   430  $    963
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK


The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Fund. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.


The classes have different expenses and other characteristics. The Fund offers Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day at 4:30 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that shares' portion of the net assets of the Fund.



In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions of for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using

SEI INVESTMENTS / PROSPECTUS                                       7


methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares and Class C Shares.



For Class B Shares and Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.



For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS


The tables that follows presents performance information about Class B Shares and Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Net
                                                   Realized
                                                     and                                                                   Ratio of
                                                  Unrealized                 Distributions   Net                           Expenses
                           Net Asset                Gains     Distributions      from       Asset                             to
                             Value       Net       (Losses)     from Net       Realized     Value             Net Assets   Average
                           Beginning  Investment      on       Investment       Capital     End of   Total      End of       Net
                           of Period    Income    Securities     Income          Gains      Period  Return+  Period (000)   Assets
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $(0.03)      $       --    $1.00     3.33%    $217,957      0.50%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00     6.05       90,343      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05           --        (0.05)              --     1.00     4.81       64,616      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --        (0.05)              --     1.00     5.08       34,676      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05           --        (0.05)              --     1.00     5.21       29,102      0.50
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $(0.03)      $       --    $1.00     3.13%    $151,256      0.70%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00     5.84      104,452      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05           --        (0.05)              --     1.00     4.60       60,328      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --        (0.05)              --     1.00     4.87       39,881      0.70
-----------------------------------------------------------------------------------------------------------------------------------
 1998(1)                      1.00       0.03           --        (0.03)              --     1.00     5.01       25,341      0.70
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                                        Ratio of      Net
                            Ratio of    Expenses   Investment
                              Net      to Average  Income to
                           Investment     Net       Average
                           Income to     Assets    Net Assets
                            Average    (Excluding  (Excluding
                           Net Assets   Waivers)    Waivers)
-------------------------
GOVERNMENT FUND
-------------------------
CLASS B
-------------------------
 2002                         3.00%       0.58%       2.92%
-------------------------
 2001                         5.92        0.59        5.83
-------------------------
 2000                         4.74        0.60        4.64
-------------------------
 1999                         4.92        0.60        4.82
-------------------------
 1998                         5.06        0.61        4.95
-------------------------
CLASS C
-------------------------
 2002                         2.90%       0.78%       2.82%
-------------------------
 2001                         5.73        0.79        5.64
-------------------------
 2000                         4.53        0.80        4.43
-------------------------
 1999                         4.70        0.80        4.60
-------------------------
 1998(1)                      4.94        0.81        4.83
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Government Fund Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

Government Money Market Fund

THIS FUND IS OFFERED IN CONJUNCTION WITH THE EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE OF INVESTMENT CHOICES TO INVESTORS.

The Statement of Additional Information includes additional information about the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of the Fund's Statement of Additional Information and/or free copies of the Fund's most recent annual or semi-annual report by calling 800-342-5734. You may also call 800-342-5734 to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the Prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

DISTRIBUTED BY
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

EXP-PS-001-0100

[PHOTO]

Prospectus

SEI Daily Income Trust

Government II Money Market Fund

Treasury II Money Market Fund

Investment Service Shares

May 31, 2002

[PHOTO]

[LOGO]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Government II Fund                                                     2
------------------------------------------------------------------------
Treasury II Fund                                                       5
------------------------------------------------------------------------
More Information About Fund Investments                                8
------------------------------------------------------------------------
More Information About Risk                                            8
------------------------------------------------------------------------
Investment Adviser                                                     8
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     9
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    11
------------------------------------------------------------------------
Financial Highlights                                                  12
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT II FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance of Class B and Class C Shares will differ due to differences in expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.38%
1993  2.71%
1994  3.85%
1995  5.56%
1996  4.99%
1997  5.12%
1998  5.06%
1999  4.69%
2000  5.93%
2001  3.71%


BEST QUARTER: 1.53% (12/31/00)



WORST QUARTER: 0.47% (12/31/01)


* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.33%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Government II Fund -- Class B
  Shares                        3.71%    4.90%      4.49%      4.58%*
--------------------------------------------------------------------
Government II Fund -- Class C
  Shares                        3.50%    4.69%        N/A      4.69%**
--------------------------------------------------------------------


* The inception date for Class B Shares of the Fund is January 28, 1991.

** The inception date for Class C Shares of the Fund is November 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------
Investment Advisory Fees                           0.02%           0.02%
------------------------------------------------------------------------
Distribution (12b-1) Fees                           None            None
------------------------------------------------------------------------
Other Expenses                                     0.51%           0.71%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses             0.53%           0.73%
------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements             0.03%           0.03%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Net Expenses                                     0.50%*          0.70%*
------------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50% for Class B Shares and 0.70% for Class C Shares.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government II Fund -- Class B
  Shares                        $   51  $   167  $   293  $    662
------------------------------------------------------------------
Government II Fund -- Class C
  Shares                        $   72  $   230  $   403  $    904
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

TREASURY II FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance of Class B and Class C Shares will differ due to differences in expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.25%
1993  2.58%
1994  3.63%
1995  5.31%
1996  4.78%
1997  4.86%
1998  4.62%
1999  4.23%
2000  5.49%
2001  3.40%


BEST QUARTER: 1.44% (12/31/00)



WORST QUARTER: 0.44% (12/31/01)


* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.31%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Treasury II Fund -- Class B
  Shares                        3.40%    4.52%      4.21%     4.53%*
--------------------------------------------------------------------
Treasury II Fund -- Class C
  Shares                        3.19%    4.31%        N/A     4.42%**
--------------------------------------------------------------------


* The inception date for Class B Shares of the Fund is February 15, 1990.

** The inception date for Class C Shares of the Fund is May 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------
Investment Advisory Fees                           0.02%           0.02%
------------------------------------------------------------------------
Distribution (12b-1) Fees                           None            None
------------------------------------------------------------------------
Other Expenses                                     0.56%           0.76%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses             0.58%           0.78%
------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements             0.03%           0.03%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Net Expenses                                     0.55%*          0.75%*
------------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55% for Class B Shares and 0.75% for Class C Shares.


For more information about the fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury II Fund -- Class B
  Shares                        $   56  $   183  $   321  $    723
------------------------------------------------------------------
Treasury II Fund -- Class C
  Shares                        $   77  $   246  $   430  $    963
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.


MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to both Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       9

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.


The classes have different expenses and other characteristics. The Funds offer Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Government II Fund and the Treasury II Fund calculate their NAV once each Business Day at 2:00 p.m., Eastern time and at 2:30 p.m., Eastern time, respectively (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods

10                                       SEI INVESTMENTS / PROSPECTUS


approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Funds can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares or Class C Shares.



For Class B Shares and Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.



For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

SEI INVESTMENTS / PROSPECTUS                                       11

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   Net Realized
                                                       and                      Distributions
                            Net Asset               Unrealized   Distributions      from
                              Value       Net         Gains        from Net       Realized     Net Asset            Net Assets
                            Beginning  Investment  (Losses) on    Investment       Capital     Value End   Total      End of
                            of Period    Income     Securities      Income          Gains      of Period  Return+  Period (000)
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------------------------------------------------
 2002                         $1.00      $0.03         $--          $(0.03)          $--         $1.00      3.32%    $164,741
-------------------------------------------------------------------------------------------------------------------------------
 2001                          1.00       0.06          --           (0.06)           --          1.00      5.99      140,408
-------------------------------------------------------------------------------------------------------------------------------
 2000                          1.00       0.05          --           (0.05)           --          1.00      4.74       82,771
-------------------------------------------------------------------------------------------------------------------------------
 1999                          1.00       0.05          --           (0.05)           --          1.00      5.01       64,838
-------------------------------------------------------------------------------------------------------------------------------
 1998                          1.00       0.05          --           (0.05)           --          1.00      5.14       31,851
-------------------------------------------------------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------------------------------------------------
 2002                         $1.00      $0.03         $--          $(0.03)          $--         $1.00      3.11%    $ 80,415
-------------------------------------------------------------------------------------------------------------------------------
 2001                          1.00       0.06          --           (0.06)           --          1.00      5.78       56,011
-------------------------------------------------------------------------------------------------------------------------------
 2000                          1.00       0.04          --           (0.04)           --          1.00      4.53       44,019
-------------------------------------------------------------------------------------------------------------------------------
 1999                          1.00       0.05          --           (0.05)           --          1.00      4.81       50,712
-------------------------------------------------------------------------------------------------------------------------------
 1998                          1.00       0.05          --           (0.05)           --          1.00      4.93       35,272
-------------------------------------------------------------------------------------------------------------------------------

                                                               Ratio of
                                                   Ratio of      Net
                            Ratio of   Ratio of    Expenses   Investment
                            Expenses     Net      to Average  Income to
                               to     Investment     Net       Average
                            Average   Income to     Assets    Net Assets
                              Net      Average    (Excluding  (Excluding
                             Assets   Net Assets   Waivers)    Waivers)
--------------------------
GOVERNMENT II FUND
--------------------------
CLASS B
--------------------------
 2002                         0.50%      3.21%       0.53%       3.18%
--------------------------
 2001                         0.50       5.88        0.54        5.84
--------------------------
 2000                         0.50       4.65        0.54        4.61
--------------------------
 1999                         0.50       4.86        0.55        4.81
--------------------------
 1998                         0.50       5.02        0.56        4.96
--------------------------
CLASS C
--------------------------
 2002                         0.70%      2.84%       0.73%       2.81%
--------------------------
 2001                         0.70       5.67        0.74        5.63
--------------------------
 2000                         0.70       4.40        0.74        4.36
--------------------------
 1999                         0.70       4.70        0.75        4.65
--------------------------
 1998                         0.70       4.82        0.76        4.76
--------------------------

SEI INVESTMENTS / PROSPECTUS                                       13

                                                   Net Realized
                                                       and                      Distributions
                            Net Asset               Unrealized   Distributions      from
                              Value       Net         Gains        from Net       Realized     Net Asset           Net Assets
                            Beginning  Investment  (Losses) on    Investment       Capital     Value End  Total      End of
                            of Period    Income     Securities      Income          Gains      of Period  Return  Period (000)
------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS B
------------------------------------------------------------------------------------------------------------------------------
 2002                         $1.00      $0.03         $--          $(0.03)          $--         $1.00     3.05%    $133,310
------------------------------------------------------------------------------------------------------------------------------
 2001                          1.00       0.05          --           (0.05)           --          1.00     5.55       98,111
------------------------------------------------------------------------------------------------------------------------------
 2000                          1.00       0.04          --           (0.04)           --          1.00     4.30       75,755
------------------------------------------------------------------------------------------------------------------------------
 1999                          1.00       0.04          --           (0.04)           --          1.00     4.55      137,577
------------------------------------------------------------------------------------------------------------------------------
 1998                          1.00       0.05          --           (0.05)           --          1.00     4.88       69,572
------------------------------------------------------------------------------------------------------------------------------

CLASS C
------------------------------------------------------------------------------------------------------------------------------
 2002                         $1.00      $0.03         $--          $(0.03)          $--         $1.00     2.84%    $109,581
------------------------------------------------------------------------------------------------------------------------------
 2001                          1.00       0.05          --           (0.05)           --          1.00     5.33       90,640
------------------------------------------------------------------------------------------------------------------------------
 2000                          1.00       0.04          --           (0.04)           --          1.00     4.08       34,405
------------------------------------------------------------------------------------------------------------------------------
 1999                          1.00       0.04          --           (0.04)           --          1.00     4.34       19,361
------------------------------------------------------------------------------------------------------------------------------
 1998                          1.00       0.05          --           (0.05)           --          1.00     4.67       11,843
------------------------------------------------------------------------------------------------------------------------------

                                                               Ratio of
                                                   Ratio of      Net
                            Ratio of   Ratio of    Expenses   Investment
                            Expenses     Net      to Average  Income to
                               to     Investment     Net       Average
                            Average   Income to     Assets    Net Assets
                              Net      Average    (Excluding  (Excluding
                             Assets   Net Assets   Waivers)    Waivers)
--------------------------
TREASURY II FUND
--------------------------
CLASS B
--------------------------
 2002                         0.55%      2.94%       0.58%       2.91%
--------------------------
 2001                         0.55       5.40        0.59        5.36
--------------------------
 2000                         0.55       4.23        0.59        4.19
--------------------------
 1999                         0.55       4.36        0.60        4.31
--------------------------
 1998                         0.55       4.78        0.61        4.72
--------------------------
CLASS C
--------------------------
 2002                         0.75%      2.71%       0.78%       2.68%
--------------------------
 2001                         0.75       5.30        0.79        5.26
--------------------------
 2000                         0.75       4.06        0.79        4.02
--------------------------
 1999                         0.75       4.21        0.80        4.16
--------------------------
 1998                         0.75       4.58        0.81        4.52
--------------------------


Amounts designed as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.

Government II Money Market Fund
Treasury II Money Market Fund

THESE FUNDS ARE OFFERED IN CONJUNCTION WITH THE
EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE
OF INVESTMENT CHOICES TO INVESTORS.

The Statement of Additional Information includes additional information about the Funds.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You can obtain a free copy of the Funds' Statement of Additional Information and/or free copies of the Funds' most recent annual or semi-annual report by calling
800-342-5734. You may also call 800-342-5734 to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the Prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public R eference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.
You may also obtain this information, upon payment of a
 duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov.


The Trust's Investment Company Act registration number is 811-3451.

DISTRIBUTED BY
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

EXP-PS-002-0100

                             SEI DAILY INCOME TRUST

                                 CLASS A SHARES

                                   PROSPECTUS


                                  MAY 31, 2002


                             FEDERAL SECURITIES FUND


                               INVESTMENT ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
         SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Federal Securities Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                      PAGE
PRINCIPLE INVESTMENT STRATEGIES AND RISKS,
    PERFORMANCE INFORMATION AND EXPENSES                             XXX
MORE INFORMATION ABOUT FUND INVESTMENTS                              XXX
MORE INFORMATION ABOUT RISK                                          XXX
INVESTMENT ADVISER                                                   XXX
PURCHASING AND SELLING FUND SHARES                                   XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
    SEI DAILY INCOME TRUST                                           Back Cover

RISK/RETURN INFORMATION

The Federal Securities Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FEDERAL SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                  Preserving principal and maintaining
                                 liquidity while providing current income

SHARE PRICE VOLATILITY           Very low

PRINCIPAL INVESTMENT STRATEGY    The Fund is professionally managed to provide
                                 liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds), that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION


As of May 31, 2002 the Federal Securities Fund had no shares outstanding and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                              0.02%
Distribution (12b-1) Fees                             None
Other Expenses                                        0.85%*
                                                      ------
Total Annual Fund Operating Expenses                  0.87%**


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor are waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Federal Securities Fund-- Class A Shares              0.60%

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 YEAR        3 YEARS        5 YEARS       10 YEARS
FEDERAL SECURITIES FUND - CLASS A SHARES               $89           $278            $482         $1,073

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Statement of Additional Information
(SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), serves as the Adviser to the Federal Securities Fund.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund.


The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day at 4:30 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.


DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.




You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                             SEI DAILY INCOME TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

SEI INVESTMENTS

[GRAPHIC]

MONEY MARKET

                  MONEY MARKET FUND
                  ----------------------
                  PRIME OBLIGATION FUND
                  ----------------------
                  GOVERNMENT FUND
                  ----------------------
                  GOVERNMENT II FUND
                  ----------------------
                  TREASURY FUND
                  ----------------------
                  TREASURY II FUND
                  ----------------------
                  CLASS B
                  ----------------------
                  PROSPECTUS AS OF
                  MAY 31, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
Government Fund                                                        8
------------------------------------------------------------------------
Government II Fund                                                    11
------------------------------------------------------------------------
Treasury Fund                                                         14
------------------------------------------------------------------------
Treasury II Fund                                                      17
------------------------------------------------------------------------
More Information About Fund Investments                               20
------------------------------------------------------------------------
More Information About Risk                                           20
------------------------------------------------------------------------
Investment Adviser                                                    20
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    21
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    23
------------------------------------------------------------------------
Financial Highlights                                                  24
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.24%
1999  4.82%
2000  6.11%
2001  3.79%


BEST QUARTER: 1.58% (09/30/00)



WORST QUARTER: 0.50% (12/31/01)


* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.35%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Money Market Fund -- Class B Shares       3.79%       5.03%*
-----------------------------------------------------------



* The inception date for Class B Shares of the Fund is August 4, 1997.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.66%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.68%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Money Market Fund -- Class B Shares                 0.48%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."



EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Class B
  Shares                        $   69  $   218  $   379  $    847
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.53%
1993  2.80%
1994  3.91%
1995  5.68%
1996  5.09%
1997  5.25%
1998  5.21%
1999  4.87%
2000  6.10%
2001  3.78%


BEST QUARTER: 1.56% (12/31/00)


WORST QUARTER: 0.51% (12/31/01)

* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.34%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Prime Obligation Fund -- Class
  B Shares                      3.78%    5.04%      4.62%      4.69%*
--------------------------------------------------------------------


* The inception date for Class B Shares of the Fund is March 26, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.53%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.50%*
------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50%.


For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  B Shares                      $   51  $   167  $   293  $    662
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.04%
1997  5.18%
1998  5.13%
1999  4.75%
2000  5.99%
2001  3.73%


BEST QUARTER: 1.54% (09/30/00)


WORST QUARTER: 0.49% (12/31/01)

* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.33%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Government Fund -- Class B Shares    3.73%    4.95%       5.00%*
---------------------------------------------------------------


* The inception date for Class B Shares of the Fund is August 22, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.56%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.58%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.55%*
------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55%.



In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Class B Shares                   0.50%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Class B
  Shares                        $   56  $   183  $   321  $    723
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

GOVERNMENT II FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.38%
1993  2.71%
1994  3.85%
1995  5.56%
1996  4.99%
1997  5.12%
1998  5.06%
1999  4.69%
2000  5.93%
2001  3.71%


BEST QUARTER: 1.53% (12/31/00)


WORST QUARTER: 0.47% (12/31/01)

* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.33%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Government II Fund -- Class B
  Shares                        3.71%    4.90%      4.49%      4.58%*
--------------------------------------------------------------------


* The inception date for Class B Shares of the Fund is January 28, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.53%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.50%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government II Fund -- Class B
  Shares                        $   51  $   167  $   293  $    662
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

TREASURY FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.04%
1999  4.57%
2000  5.86%
2001  3.54%


BEST QUARTER: 1.52% (12/31/00)


WORST QUARTER: 0.43% (12/31/01)

* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.32%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Treasury Fund -- Class B Shares           3.54%       4.80%*
-----------------------------------------------------------


* The inception date for Class B Shares of the Fund is August 4, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.56%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.58%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.08%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.50%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury Fund -- Class B
  Shares                        $   51  $   178  $   316  $    718
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

TREASURY II FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

18                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.25%
1993  2.58%
1994  3.63%
1995  5.31%
1996  4.78%
1997  4.86%
1998  4.62%
1999  4.23%
2000  5.49%
2001  3.40%


BEST QUARTER: 1.44% (12/31/00)


WORST QUARTER: 0.44% (12/31/01)

* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.31%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Treasury II Fund -- Class B
  Shares                        3.40%    4.52%      4.21%      4.53%*
--------------------------------------------------------------------


* The inception date for Class B Shares of the Fund is February 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       19

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.56%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.58%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.55%*
------------------------------------------------------------------


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55%.

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury II Fund -- Class B
  Shares                        $   56  $   183  $   321  $    723
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       21

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class B Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund, except for the Government II Fund, Treasury II Fund and Prime Obligation Fund, calculates its NAV once each Business Day at 4:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Government II Fund calculates its NAV at 2:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Treasury II Fund calculates its NAV at 2:30 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. The Prime Obligation Fund calculates its NAV at 5:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

22                                       SEI INVESTMENTS / PROSPECTUS


In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares.


For Class B Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

SEI INVESTMENTS / PROSPECTUS                                       23

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

24                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or if shorter, for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                           Net Asset              Net Realized and  Distributions   Distributions
                             Value       Net         Unrealized       from Net           from        Net Asset
                           Beginning  Investment   Gains (Losses)    Investment    Realized Capital  Value End   Total
                           of Period    Income     on Securities       Income           Gains        of Period  Return+
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $(0.03)        $       --       $1.00      3.39%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --         (0.06)                --        1.00      6.17
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --         (0.05)                --        1.00      4.87
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --         (0.05)                --        1.00      5.18
-----------------------------------------------------------------------------------------------------------------------
 1998(1)                      1.00       0.03                --         (0.03)                --        1.00      5.29
-----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $(0.03)        $       --       $1.00      3.39%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --         (0.06)                --        1.00      6.14
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --         (0.05)                --        1.00      4.93
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --         (0.05)                --        1.00      5.16
-----------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --         (0.05)                --        1.00      5.27
-----------------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                                        Net       Expenses     Income
                                          Ratio of   Investment  to Average  to Average
                            Net Assets    Expenses     Income    Net Assets  Net Assets
                              End of     to Average  to Average  (Excluding  (Excluding
                           Period (000)  Net Assets  Net Assets   Waivers)    Waivers)
-------------------------
MONEY MARKET FUND
-------------------------
CLASS B
-------------------------
 2002                        $197,280         0.48%       3.27%       0.68%       3.07%
-------------------------
 2001                         161,067         0.48        6.07        0.69        5.86
-------------------------
 2000                          33,839         0.48        4.91        0.71        4.68
-------------------------
 1999                           7,875         0.48        5.08        0.69        4.87
-------------------------
 1998(1)                        7,383         0.48        5.26        0.72        5.02
-------------------------
PRIME OBLIGATION FUND
-------------------------
CLASS B
-------------------------
 2002                        $676,475         0.50%       3.21%       0.53%       3.18%
-------------------------
 2001                         473,294         0.50        6.01        0.54        5.97
-------------------------
 2000                         347,215         0.50        4.84        0.54        4.80
-------------------------
 1999                         229,361         0.50        5.04        0.55        4.99
-------------------------
 1998                         186,572         0.50        5.16        0.56        5.10
-------------------------

SEI INVESTMENTS / PROSPECTUS                                       25


                           Net Asset              Net Realized and  Distributions   Distributions
                             Value       Net         Unrealized       from Net           from        Net Asset
                           Beginning  Investment   Gains (Losses)    Investment    Realized Capital  Value End   Total
                           of Period    Income     on Securities       Income           Gains        of Period  Return+
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $(0.03)        $       --       $1.00      3.33%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --         (0.06)                --        1.00      6.05
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --         (0.05)                --        1.00      4.81
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --         (0.05)                --        1.00      5.08
-----------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --         (0.05)                --        1.00      5.21
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $(0.03)        $       --       $1.00      3.32%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --         (0.06)                --        1.00      5.99
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --         (0.05)                --        1.00      4.74
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --         (0.05)                --        1.00      5.01
-----------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --         (0.05)                --        1.00      5.14
-----------------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                                        Net       Expenses     Income
                                          Ratio of   Investment  to Average  to Average
                            Net Assets    Expenses     Income    Net Assets  Net Assets
                              End of     to Average  to Average  (Excluding  (Excluding
                           Period (000)  Net Assets  Net Assets   Waivers)    Waivers)
-------------------------
GOVERNMENT FUND
-------------------------
CLASS B
-------------------------
 2002                        $217,957         0.50%       3.00%       0.58%       2.92%
-------------------------
 2001                          90,343         0.50        5.92        0.59        5.83
-------------------------
 2000                          64,616         0.50        4.74        0.60        4.64
-------------------------
 1999                          34,676         0.50        4.92        0.60        4.82
-------------------------
 1998                          29,102         0.50        5.06        0.61        4.95
-------------------------
GOVERNMENT II FUND
-------------------------
CLASS B
-------------------------
 2002                        $164,741         0.50%       3.21%       0.53%       3.18%
-------------------------
 2001                         140,408         0.50        5.88        0.54        5.84
-------------------------
 2000                          82,771         0.50        4.65        0.54        4.61
-------------------------
 1999                          64,838         0.50        4.86        0.55        4.81
-------------------------
 1998                          31,851         0.50        5.02        0.56        4.96
-------------------------

26                                       SEI INVESTMENTS / PROSPECTUS


                           Net Asset              Net Realized and  Distributions   Distributions
                             Value       Net         Unrealized       from Net           from        Net Asset
                           Beginning  Investment   Gains (Losses)    Investment    Realized Capital  Value End   Total
                           of Period    Income     on Securities       Income           Gains        of Period  Return+
-----------------------------------------------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $(0.03)        $       --       $1.00      3.18%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06                --         (0.06)                --        1.00      5.92
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --         (0.05)                --        1.00      4.62
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --         (0.05)                --        1.00      4.97
-----------------------------------------------------------------------------------------------------------------------
 1998(2)                      1.00       0.03                --         (0.03)                --        1.00      5.18
-----------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03        $       --        $(0.03)        $       --       $1.00      3.05%
-----------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.05                --         (0.05)                --        1.00      5.55
-----------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.04                --         (0.04)                --        1.00      4.30
-----------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.04                --         (0.04)                --        1.00      4.55
-----------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --         (0.05)                --        1.00      4.88
-----------------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                                        Net       Expenses     Income
                                          Ratio of   Investment  to Average  to Average
                            Net Assets    Expenses     Income    Net Assets  Net Assets
                              End of     to Average  to Average  (Excluding  (Excluding
                           Period (000)  Net Assets  Net Assets   Waivers)    Waivers)
-------------------------
TREASURY FUND
-------------------------
CLASS B
-------------------------
 2002                        $316,896         0.50%       3.11%       0.58%       3.03%
-------------------------
 2001                         308,688         0.50        5.79        0.60        5.69
-------------------------
 2000                         159,042         0.50        4.55        0.61        4.44
-------------------------
 1999                          96,074         0.50        4.86        0.62        4.74
-------------------------
 1998(2)                       68,089         0.50        5.13        0.64        4.99
-------------------------
TREASURY II FUND
-------------------------
CLASS B
-------------------------
 2002                        $133,310         0.55%       2.94%       0.58%       2.91%
-------------------------
 2001                          98,111         0.55        5.40        0.59        5.36
-------------------------
 2000                          75,755         0.55        4.23        0.59        4.19
-------------------------
 1999                         137,577         0.55        4.36        0.60        4.31
-------------------------
 1998                          69,572         0.55        4.78        0.61        4.72
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Money Market Fund Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 4, 1997. All ratios and total return for that period have been annualized.



(2) Treasury Fund Class B shares were offered beginning August 12, 1997. All ratios and total return for that period have been annualized.

SEI INVESTMENTS


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-050 (5/02)

SEI INVESTMENTS



[GRAPHIC]




MONEY MARKET


                         --------------------------
                         Money Market Fund
                         --------------------------
                         Prime Obligation Fund
                         --------------------------
                         Government Fund
                         --------------------------
                         Treasury Fund
                         --------------------------
                         Sweep Class
                         --------------------------
                         Prospectus as of
                         May 31, 2002



                         The Securities and Exchange
                         Commission has not approved
                         or disapproved these securities or
                         passed upon the adequacy of this
                         prospectus. Any representation to
                         the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
Government Fund                                                        8
------------------------------------------------------------------------
Treasury Fund                                                         11
------------------------------------------------------------------------
More Information About Fund Investments                               14
------------------------------------------------------------------------
More Information About Risk                                           14
------------------------------------------------------------------------
Investment Adviser                                                    14
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    15
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    17
------------------------------------------------------------------------
Financial Highlights                                                  18
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.35%
2000  5.64%
2001  3.32%


BEST QUARTER: 1.46% (09/30/00)



WORST QUARTER: 0.39% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.24%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Money Market Fund -- Sweep Class Shares   3.32%       4.47%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is July 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.61%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.13%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Money Market Fund -- Sweep Class Shares             0.93%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Sweep
  Class Shares                  $  115  $   359  $   622  $  1,375
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.40%
2000  5.63%
2001  3.31%


BEST QUARTER: 1.45% (12/31/00)



WORST QUARTER: 0.39% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.23%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Prime Obligation Fund -- Sweep Class
  Shares                                  3.31%       4.49%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is May 18, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.46%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           0.98%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Prime Obligation Fund -- Sweep Class Shares         0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Sweep
  Class Shares                  $  100  $   312  $   542  $  1,201
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.28%
2000  5.52%
2001  3.27%


BEST QUARTER: 1.43% (09/30/00)



WORST QUARTER: 0.38% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.22%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Government Fund -- Sweep Class Shares     3.27%       4.39%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is June 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.51%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.03%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Sweep Class Shares               0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Sweep Class
  Shares                        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

TREASURY FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  4.57%
1999  4.10%
2000  5.39%
2001  3.08%


BEST QUARTER: 1.41% (12/31/00)



WORST QUARTER: 0.32% (12/31/01)


* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.21%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Treasury Fund -- Sweep Class Shares       3.08%       4.34%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is August 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.51%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.03%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Treasury Fund -- Sweep Class Shares                 0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Treasury Fund -- Sweep Class
  Shares                        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       15

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.


The Funds offer Sweep Class Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at 4:30 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier), except for the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other

16                                       SEI INVESTMENTS / PROSPECTUS


reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of average daily net assets, may be up to 0.50%.


For Sweep Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       17

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Net
                                                    Realized
                                                       and                                     Net
                                                   Unrealized                  Distributions  Asset
                           Net Asset                  Gains     Distributions      from       Value
                             Value        Net       (Losses)      from Net       Realized      End
                           Beginning   Investment      on        Investment       Capital       of     Total
                           of Period     Income    Securities      Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------

SWEEP CLASS
-------------------------------------------------------------------------------------------------------------
 2002                        $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    2.93%
-------------------------------------------------------------------------------------------------------------
 2001                         1.00        0.06            --        (0.06)               --    1.00    5.70
-------------------------------------------------------------------------------------------------------------
 2000                         1.00        0.04            --        (0.04)               --    1.00    4.40
-------------------------------------------------------------------------------------------------------------
 1999(1)                      1.00        0.02            --        (0.02)               --    1.00    4.56
-------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------

SWEEP CLASS
-------------------------------------------------------------------------------------------------------------
 2002                        $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    2.92%
-------------------------------------------------------------------------------------------------------------
 2001                         1.00        0.06            --        (0.06)               --    1.00    5.67
-------------------------------------------------------------------------------------------------------------
 2000                         1.00        0.04            --        (0.04)               --    1.00    4.46
-------------------------------------------------------------------------------------------------------------
 1999(2)                      1.00        0.03            --        (0.03)               --    1.00    4.61
-------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------

SWEEP CLASS
-------------------------------------------------------------------------------------------------------------
 2002                        $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    2.87%
-------------------------------------------------------------------------------------------------------------
 2001                         1.00        0.05            --        (0.05)               --    1.00    5.57
-------------------------------------------------------------------------------------------------------------
 2000                         1.00        0.04            --        (0.04)               --    1.00    4.34
-------------------------------------------------------------------------------------------------------------
 1999(3)                      1.00        0.03            --        (0.03)               --    1.00    4.49
-------------------------------------------------------------------------------------------------------------

                                                                          Ratio of
                                                              Ratio of      Net
                                       Ratio of   Ratio of    Expenses   Investment
                                       Expenses     Net      to Average    Income
                           Net Assets     to     Investment     Net      to Average
                             End of    Average     Income      Assets    Net Assets
                             Period      Net     to Average  (Excluding  (Excluding
                             (000)      Assets   Net Assets   Waivers)    Waivers)
-------------------------
MONEY MARKET FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                       $177,857     0.93%      2.92%       1.13%       2.72%
-------------------------
 2001                        219,802     0.93       5.63        1.14        5.42
-------------------------
 2000                         26,342     0.93       4.44        1.16        4.21
-------------------------
 1999(1)                       6,669     0.93       4.36        1.14        4.15
-------------------------
PRIME OBLIGATION FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                       $ 76,982     0.95%      2.88%       0.98%       2.85%
-------------------------
 2001                         68,954     0.95       5.61        0.99        5.57
-------------------------
 2000                         14,423     0.95       4.49        0.99        4.45
-------------------------
 1999(2)                       5,645     0.95       4.35        1.00        4.30
-------------------------
GOVERNMENT FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                       $ 71,277     0.95%      2.67%       1.03%       2.59%
-------------------------
 2001                         47,477     0.95       5.47        1.04        5.38
-------------------------
 2000                         22,547     0.95       4.42        1.05        4.32
-------------------------
 1999(3)                       3,248     0.95       4.37        1.05        4.27
-------------------------

SEI INVESTMENTS / PROSPECTUS                                       19

                                                       Net
                                                    Realized
                                                       and                                     Net
                                                   Unrealized                  Distributions  Asset
                           Net Asset                  Gains     Distributions      from       Value
                             Value        Net       (Losses)      from Net       Realized      End
                           Beginning   Investment      on        Investment       Capital       of     Total
                           of Period     Income    Securities      Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
TREASURY FUND
-------------------------------------------------------------------------------------------------------------

SWEEP CLASS
-------------------------------------------------------------------------------------------------------------
 2002                        $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    2.71%
-------------------------------------------------------------------------------------------------------------
 2001                         1.00        0.05            --        (0.05)               --    1.00    5.45
-------------------------------------------------------------------------------------------------------------
 2000                         1.00        0.04            --        (0.04)               --    1.00    4.15
-------------------------------------------------------------------------------------------------------------
 1999                         1.00        0.04            --        (0.04)               --    1.00    4.50
-------------------------------------------------------------------------------------------------------------
 1998(4)                      1.00        0.02            --        (0.02)               --    1.00    4.74
-------------------------------------------------------------------------------------------------------------

                                                                          Ratio of
                                                              Ratio of      Net
                                       Ratio of   Ratio of    Expenses   Investment
                                       Expenses     Net      to Average    Income
                           Net Assets     to     Investment     Net      to Average
                             End of    Average     Income      Assets    Net Assets
                             Period      Net     to Average  (Excluding  (Excluding
                             (000)      Assets   Net Assets   Waivers)    Waivers)
-------------------------
TREASURY FUND
-------------------------
SWEEP CLASS
-------------------------
 2002                       $119,263     0.95%      2.61%       1.03%       2.53%
-------------------------
 2001                        110,640     0.95       5.33        1.05        5.23
-------------------------
 2000                         82,785     0.95       4.08        1.06        3.97
-------------------------
 1999                         72,368     0.95       4.40        1.07        4.28
-------------------------
 1998(4)                      69,066     0.95       4.71        1.08        4.58
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Money Market Fund Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.



(2) Prime Obligation Fund Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.



(3) Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.



(4) Treasury Fund Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

INV-384

SEI INVESTMENTS

Money Market

        [GRAPHIC]

        Prime Obligation Fund

        Class H

        Prospectus as of
        May 31, 2002

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class H Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



Principle Investment Strategies and Risks,
  Performance Information and Expenses                                 2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
More Information About Risk                                            5
------------------------------------------------------------------------
Investment Adviser                                                     5
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     8
------------------------------------------------------------------------
Financial Highlights                                                   9
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1


RISK/RETURN INFORMATION


The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2                                       SEI INVESTMENTS / PROSPECTUS


PRIME OBLIGATION FUND

------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Class H Shares for one year. The performance information shown is based on a full calendar year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  3.64%


BEST QUARTER: 1.32% (03/31/01)


WORST QUARTER: 0.47% (12/31/01)

* The Fund's Class H total return from January 1, 2002 to March 31, 2002 was 0.31%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Prime Obligation Fund -- Class H Shares   3.64%      4.56%*
-----------------------------------------------------------



* The inception date for Class H Shares of the Fund is June 9, 2000.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS


FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS H SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.63%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.65%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor will each waive a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Prime Obligation Fund -- Class H Shares             0.63%
----------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  H Shares                      $   66  $   208  $   362  $    810
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK


The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Fund. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers Class H Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class H Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund's NAV is calculated once each Business Day at 5:00 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.



HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using

SEI INVESTMENTS / PROSPECTUS                                       7


methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class H Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class H Shares.


For Class H Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.18%.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class H Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net               Net     Ratio of
                           Net Asset                Gains     Distributions      from       Asset            Assets    Expenses
                             Value       Net       (Losses)     from Net       Realized     Value            End of   to Average
                           Beginning  Investment      on       Investment       Capital     End of   Total   Period      Net
                           of Period    Income    Securities     Income          Gains      Period  Return+   (000)     Assets
--------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS H
--------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.03     $     --       $ (0.03)     $       --    $1.00     3.25%  $29,412       0.63%
--------------------------------------------------------------------------------------------------------------------------------
 2001(1)                      1.00       0.04           --         (0.04)             --     1.00     3.94     9,591       0.63
--------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                            Ratio of    Ratio of      Net
                              Net       Expenses   Investment
                           Investment  to Average    Income
                             Income       Net      to Average
                           to Average    Assets    Net Assets
                              Net      (Excluding  (Excluding
                             Assets     Waivers)    Waivers)
-------------------------
PRIME OBLIGATION FUND
-------------------------
CLASS H
-------------------------
 2002                           2.89%       0.65%       2.87%
-------------------------
 2001(1)                        5.90        0.67        5.86
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+   Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios for that period have been annualized.

SEI INVESTMENTS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:           Call 1-8OO-DIAL-SEI

By Mail:                Write to the Funds at:
                        1 Freedom Valley Drive
                        Oaks, PA 19456

By Internet:            http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-041 (5/02)

SEI INVESTMENTS

[GRAPHIC]

Money Market

          ---------------------
          Money Market Fund
          ---------------------

          Prime Obligation Fund
          ---------------------
          Government Fund
          ---------------------
          Class E
          ---------------------

          Prospectus as of
          May 31, 2002


The Securities and Exchange
Commission has not approved
or disapproved these securities
or passed upon the adequacy
of this prospectus. Any
representation to the contrary
is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class E Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Money Market Fund                                                      2
------------------------------------------------------------------------
Prime Obligation Fund                                                  5
------------------------------------------------------------------------
Government Fund                                                        8
------------------------------------------------------------------------
More Information About Fund Investments                               11
------------------------------------------------------------------------
More Information About Risk                                           11
------------------------------------------------------------------------
Investment Adviser                                                    11
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    12
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    14
------------------------------------------------------------------------
Financial Highlights                                                  15
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.



The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION


As of May 31, 2002, Class E Shares of the Fund had not yet commenced operations.



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class E Shares have lower expenses.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.71%
1993  3.00%
1994  4.30%
1995  6.01%
1996  5.45%
1997  5.63%
1998  5.55%
1999  5.14%
2000  6.43%
2001  4.10%


BEST QUARTER: 1.65% (09/30/00)


WORST QUARTER: 0.58% (12/31/01)

* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.42%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Money Market Fund -- Class A
  Shares                        4.10%    5.37%      4.93%     6.29%*
--------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is November 15, 1983.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.56%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.58%**
------------------------------------------------------------------



* Other Expenses are based on estimated amounts for the current fiscal year.



** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Money Market Fund -- Class E Shares                 0.13%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Class E
  Shares                        $   59  $   186  $   324  $    726
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


As of May 31, 2002, Class E Shares of the Fund had not yet commenced operations.



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class E Shares have lower expenses.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.84%
1993  3.11%
1994  4.22%
1995  5.99%
1996  5.40%
1997  5.57%
1998  5.53%
1999  5.18%
2000  6.42%
2001  4.09%


BEST QUARTER: 1.64% (12/31/00)


WORST QUARTER: 0.58% (12/31/01)

* The Fund's Class A total return from January 1, 2002 to March 31, 2002 was 0.42%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001.



                                                               SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
Prime Obligation Fund -- Class
  A Shares                      4.09%    5.35%      4.93%     5.79%*
--------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is December 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.41%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.43%**
------------------------------------------------------------------



* Other Expenses are based on estimated amounts for the current fiscal year.



** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Prime Obligation Fund -- Class E Shares             0.15%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  E Shares                      $   44  $   138  $   241  $    542
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION


As of May 31, 2002, Class E Shares of the Fund had not yet commenced operations.



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class E Shares have lower expenses.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.35%
1997  5.49%
1998  5.45%
1999  5.06%
2000  6.31%
2001  4.04%


BEST QUARTER: 1.62% (09/30/00)


WORST QUARTER: 0.57% (12/31/01)

*The Fund's Class A total return from January 1, 2002 to March 31, 2002 was
0.40%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Government Fund -- Class A Shares    4.04%    5.27%      5.30%*
---------------------------------------------------------------


* The inception date for Class A Shares of the Fund is October 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.46%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.48%**
------------------------------------------------------------------



* Other Expenses are based on estimated amounts for the current fiscal year.



** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may each discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Government Fund -- Class E Shares                   0.15%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Class E
  Shares                        $   49  $   154  $   269  $    604
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

12                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class E Shares only to financial institutions that transact with the Funds through specific electronic trading platforms for their own or their customers' accounts or that meet the minimum purchase amounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class E Shares by placing orders electronically with the Funds' Transfer Agent (or its authorized agent) by using certain SEI proprietary systems. These systems support digital delivery of trades, confirmations of trades, and delivery of prospectuses, annual reports, and other materials distributed by the Fund to shareholders. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.



When you hold Fund shares through certain financial institutions (rather than directly through your own account), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier) except for the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other

SEI INVESTMENTS / PROSPECTUS                                       13


reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.


MINIMUM PURCHASES


If you are unable to employ the applicable electronic trading platforms and if you are purchasing Class E Shares for the first time, you must invest at least $200 million in the Funds. There is no minimum purchase amount for an investor who uses the electronic trading platforms.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class E Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.



REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class E Shares.



For Class E Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder service fees applicable to Class E Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

14                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

SEI INVESTMENTS / PROSPECTUS                                       15

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class E Shares have lower expenses. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net                Net       Ratio of
                           Net Asset                Gains     Distributions      from       Asset              Assets     Expenses
                             Value       Net       (Losses)     from Net       Realized     Value              End of    to Average
                           Beginning  Investment      on       Investment       Capital     End of   Total     Period       Net
                           of Period    Income    Securities     Income          Gains      Period  Return+    (000)       Assets
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.04     $     --       $(0.04)      $       --    $1.00     3.70%  $  419,783       0.18%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00     6.49      741,949       0.18
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05           --        (0.05)              --     1.00     5.19      264,423       0.18
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --        (0.05)              --     1.00     5.50    1,212,244       0.18
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.06           --        (0.06)              --     1.00     5.65      721,035       0.18
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.04     $     --       $(0.04)      $       --    $1.00     3.70%  $3,989,778       0.20%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00     6.46    5,113,420       0.20
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05           --        (0.05)              --     1.00     5.25    5,486,642       0.20
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --        (0.05)              --     1.00     5.48    4,482,676       0.20
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05           --        (0.05)              --     1.00     5.59    3,247,562       0.20
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                            Ratio of    Ratio of      Net
                              Net       Expenses   Investment
                           Investment  to Average    Income
                             Income       Net      to Average
                           to Average    Assets    Net Assets
                              Net      (Excluding  (Excluding
                             Assets     Waivers)    Waivers)
-------------------------
MONEY MARKET FUND
-------------------------
CLASS A
-------------------------
 2002                           3.90%       0.63%       3.45%
-------------------------
 2001                           6.39        0.64        5.93
-------------------------
 2000                           4.97        0.65        4.50
-------------------------
 1999                           5.32        0.64        4.86
-------------------------
 1998                           5.51        0.66        5.03
-------------------------
PRIME OBLIGATION FUND
-------------------------
CLASS A
-------------------------
 2002                           3.72%       0.48%       3.44%
-------------------------
 2001                           6.25        0.49        5.96
-------------------------
 2000                           5.16        0.49        4.87
-------------------------
 1999                           5.32        0.50        5.02
-------------------------
 1998                           5.46        0.51        5.15
-------------------------

16                                       SEI INVESTMENTS / PROSPECTUS

                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net                Net       Ratio of
                           Net Asset                Gains     Distributions      from       Asset              Assets     Expenses
                             Value       Net       (Losses)     from Net       Realized     Value              End of    to Average
                           Beginning  Investment      on       Investment       Capital     End of   Total     Period       Net
                           of Period    Income    Securities     Income          Gains      Period  Return     (000)       Assets
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
 2002                        $1.00      $0.04     $     --       $(0.04)      $       --    $1.00     3.64%  $  402,096       0.20%
-----------------------------------------------------------------------------------------------------------------------------------
 2001                         1.00       0.06           --        (0.06)              --     1.00     6.37      254,143       0.20
-----------------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05           --        (0.05)              --     1.00     5.12      206,481       0.20
-----------------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05           --        (0.05)              --     1.00     5.39      204,988       0.20
-----------------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05           --        (0.05)              --     1.00     5.52      142,929       0.20
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Ratio of
                            Ratio of    Ratio of      Net
                              Net       Expenses   Investment
                           Investment  to Average    Income
                             Income       Net      to Average
                           to Average    Assets    Net Assets
                              Net      (Excluding  (Excluding
                             Assets     Waivers)    Waivers)
-------------------------
GOVERNMENT FUND
-------------------------
CLASS A
-------------------------
 2002                           3.42%       0.53%       3.09%
-------------------------
 2001                           6.21        0.54        5.87
-------------------------
 2000                           5.00        0.55        4.65
-------------------------
 1999                           5.22        0.55        4.87
-------------------------
 1998                           5.40        0.56        5.04
-------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.

SEI INVESTMENTS


More information about the Funds
is available without charge
through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May 31, 2002, includes
more detailed information about the
SEI Daily Income Trust.  The SAI is
on file with the SEC and is incorporated by reference into this prospectus.
This means that the SAI, for legal
purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports typically list the Funds'
holdings and contain information from
the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL
REPORT, OR MORE INFORMATION:


By Telephone:    Call 1-8OO-DIAL-SEI


By Mail:         Write to the Funds at:
                 1 Freedom Valley Drive
                 Oaks, PA 19456


By Internet:     http://www.seic.com


From the SEC: You can also obtain the
SAI or the Annual and Semi-Annual
Reports, as well as other information
about the SEI Daily Income Trust, from
the EDGAR Database on the SEC's website
(http://www.sec.gov).  You may review
and copy documents at the SEC Public
Reference Room in Washington, DC (for
information on the operation of the
Public Reference Room, call
1-202-942-8090).  You may request
documents by mail from the SEC, upon
payment of a duplicating fee, by
writing to: Securities and Exchange
Commission, Public Reference Section,
Washington, DC 20549-0102.  You may
also obtain this information, upon
payment of a duplicating fee, by
e-mailing the SEC at the following
address: publicinfo@sec.gov.


The SEI Daily Income Trust's Investment
Company Act registration number is
811-3451.



CMS-F-051 (5/02)

SEI INVESTMENTS

[GRAPHIC]

MONEY MARKET

        ----------------------
        PRIME OBLIGATION FUND
        ----------------------
        CLASS C
        ----------------------
        PROSPECTUS AS OF
        MAY 31, 2002

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



Principal Investment Strategies and Risks,
  Performance Information and Expenses                                 2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
More Information About Risk                                            5
------------------------------------------------------------------------
Investment Adviser                                                     5
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     8
------------------------------------------------------------------------
Financial Highlights                                                   9
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION

The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2                                       SEI INVESTMENTS / PROSPECTUS

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for five years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%
2000  5.89%
2001  3.57%

BEST QUARTER: 1.51% (12/31/00)

WORST QUARTER: 0.46% (12/31/01)
* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.29%.

This table shows the Fund's average annual total returns for the periods ended December 31, 2001.

                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Prime Obligation Fund -- Class C
  Shares                             3.57%    4.83%       4.84%*
---------------------------------------------------------------

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.71%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.73%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.03%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.70%*
------------------------------------------------------------------

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  C Shares                      $   72  $   230  $   403  $    904
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK


The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Fund. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at 5:00 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using

SEI INVESTMENTS / PROSPECTUS                                       7

methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distribute their income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Net
                                                     Realized
                                                        and
                                                    Unrealized                  Distributions   Net
                            Net Asset                  Gains     Distributions      from       Asset
                              Value        Net       (Losses)      from Net       Realized     Value
                            Beginning   Investment      on        Investment       Capital     End of   Total
                            of Period     Income    Securities      Income          Gains      Period  Return+
--------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    3.18%
--------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06            --        (0.06)               --    1.00    5.93
--------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05            --        (0.05)               --    1.00    4.72
--------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05            --        (0.05)               --    1.00    4.96
--------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05            --        (0.05)               --    1.00    5.06
--------------------------------------------------------------------------------------------------------------

                                                                             Ratio of
                                                                 Ratio of      Net
                                          Ratio of   Ratio of    Expenses   Investment
                                          Expenses     Net      to Average    Income
                                             to     Investment     Net      to Average
                             Net Assets   Average     Income      Assets    Net Assets
                               End of       Net     to Average  (Excluding  (Excluding
                            Period (000)   Assets   Net Assets   Waivers)    Waivers)
--------------------------
PRIME OBLIGATION FUND
--------------------------
CLASS C
--------------------------
 2002                         $946,967      0.70%      3.07%       0.73%       3.04%
--------------------------
 2001                          809,989      0.70       5.81        0.74        5.77
--------------------------
 2000                          501,789      0.70       4.68        0.74        4.64
--------------------------
 1999                          351,881      0.70       4.82        0.75        4.77
--------------------------
 1998                          207,908      0.70       5.02        0.76        4.96
--------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.

SEI INVESTMENTS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:           Call 1-8OO-DIAL-SEI

By Mail:                Write to the Funds at:
                        1 Freedom Valley Drive
                        Oaks, PA 19456

By Internet:            http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-052 (5/02)

SEI INVESTMENTS

[GRAPHIC]

Money Market





        ----------------------
        Money Market Fund
        ----------------------
        Government Fund
        ----------------------
        Sweep Class
        ----------------------
        Prospectus as of
        May 31, 2002


The Securities and Exchange
Commission has not approved
or disapproved these securities
or passed upon the adequacy of
this prospectus. Any
representation to the contrary
is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Money Market Fund                                                      2
------------------------------------------------------------------------
Government Fund                                                        5
------------------------------------------------------------------------
More Information About Fund Investments                                8
------------------------------------------------------------------------
More Information About Risk                                            8
------------------------------------------------------------------------
Investment Adviser                                                     8
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     9
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    11
------------------------------------------------------------------------
Financial Highlights                                                  12
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.


The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.35%
2000  5.64%
2001  3.32%


BEST QUARTER: 1.46% (09/30/00)


WORST QUARTER: 0.39% (12/31/01)

* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.24%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Money Market Fund -- Sweep Class Shares   3.32%       4.47%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is July 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.61%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.13%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Money Market Fund -- Sweep Class Shares             0.93%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Sweep
  Class Shares                  $  115  $   359  $   622  $  1,375
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for three years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.28%
2000  5.52%
2001  3.27%


BEST QUARTER: 1.43% (09/30/00)


WORST QUARTER: 0.38% (12/31/01)

* The Fund's Sweep Class total return from January 1, 2002 to March 31, 2002 was 0.22%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                      SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
Government Fund -- Sweep Class Shares     3.27%       4.39%*
-----------------------------------------------------------


* The inception date for Sweep Class Shares of the Fund is June 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                         0.02%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.50%
----------------------------------------------------------------------
Other Expenses                                                   0.51%
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.03%*
----------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Sweep Class Shares               0.95%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Sweep Class
  Shares                        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK


The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       9

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.


The Funds offer Sweep Class Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at 4:30 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order in proper form, the Funds generally must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods

10                                       SEI INVESTMENTS / PROSPECTUS


approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares.



The distribution fee for Sweep Class Shares, as a percentage of average daily net assets, may be up to 0.50%.


For Sweep Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       11

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Net
                                                     Realized
                                                        and
                                                    Unrealized                  Distributions   Net
                            Net Asset                  Gains     Distributions      from       Asset
                              Value        Net       (Losses)      from Net       Realized     Value
                            Beginning   Investment      on        Investment       Capital     End of   Total
                            of Period     Income    Securities      Income          Gains      Period  Return+
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------

SWEEP CLASS
--------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    2.93%
--------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06            --        (0.06)               --    1.00    5.70
--------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.04            --        (0.04)               --    1.00    4.40
--------------------------------------------------------------------------------------------------------------
 1999(1)                       1.00        0.02            --        (0.02)               --    1.00    4.56
--------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------

SWEEP CLASS
--------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $      --       $(0.03)      $        --   $1.00    2.87%
--------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.05            --        (0.05)               --    1.00    5.57
--------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.04            --        (0.04)               --    1.00    4.34
--------------------------------------------------------------------------------------------------------------
 1999(2)                       1.00        0.03            --        (0.03)               --    1.00    4.49
--------------------------------------------------------------------------------------------------------------

                                                                             Ratio of
                                                                 Ratio of      Net
                                          Ratio of   Ratio of    Expenses   Investment
                                          Expenses     Net      to Average    Income
                                             to     Investment     Net      to Average
                             Net Assets   Average     Income      Assets    Net Assets
                               End of       Net     to Average  (Excluding  (Excluding
                            Period (000)   Assets   Net Assets   Waivers)    Waivers)
--------------------------
MONEY MARKET FUND
--------------------------
SWEEP CLASS
--------------------------
 2002                         $177,857      0.93%      2.92%       1.13%       2.72%
--------------------------
 2001                          219,802      0.93       5.63        1.14        5.42
--------------------------
 2000                           26,342      0.93       4.44        1.16        4.21
--------------------------
 1999(1)                         6,669      0.93       4.36        1.14        4.15
--------------------------
GOVERNMENT FUND
--------------------------
SWEEP CLASS
--------------------------
 2002                         $ 71,277      0.95%      2.67%       1.03%       2.59%
--------------------------
 2001                           47,477      0.95       5.47        1.04        5.38
--------------------------
 2000                           22,547      0.95       4.42        1.05        4.32
--------------------------
 1999(2)                         3,248      0.95       4.37        1.05        4.27
--------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Money Market Fund Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.



(2) Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

INV-374

SEI INVESTMENTS

[GRAPHIC]

               MONEY MARKET

               ------------------
               MONEY MARKET FUND
               ------------------
               GOVERNMENT FUND
               ------------------
               CLASS B&C
               ------------------
               PROSPECTUS AS OF
               MAY 31, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Money Market Fund                                                      2
------------------------------------------------------------------------
Government Fund                                                        5
------------------------------------------------------------------------
More Information About Fund Investments                                8
------------------------------------------------------------------------
More Information About Risk                                            8
------------------------------------------------------------------------
Investment Adviser                                                     8
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     9
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    11
------------------------------------------------------------------------
Financial Highlights                                                  12
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.


The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2                                       SEI INVESTMENTS / PROSPECTUS

MONEY MARKET FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for six years. The performance of Class B and Class C Shares will differ due to different expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.92%
1997  5.11%
1998  5.03%
1999  4.61%
2000  5.90%
2001  3.58%


BEST QUARTER: 1.53% (09/30/00)


WORST QUARTER: 0.45% (12/31/01)

* The Fund's Class C total return from January 1, 2002 to March 31, 2002 was 0.30%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Money Market Fund -- Class B Shares  3.79%      N/A      5.03%*
---------------------------------------------------------------
Money Market Fund -- Class C Shares  3.58%    4.84%      4.91%**
---------------------------------------------------------------



* The inception date for Class B Shares of the Fund is August 4, 1997.


** The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------
Investment Advisory Fees                           0.02%           0.02%
------------------------------------------------------------------------
Distribution (12b-1) Fees                           None            None
------------------------------------------------------------------------
Other Expenses                                     0.66%           0.86%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses             0.68%*          0.88%*
------------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Money Market Fund -- Class B Shares                 0.48%
---------------------------------------------------------
Money Market Fund -- Class C Shares                 0.68%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Money Market Fund -- Class B
  Shares                        $   69  $   218  $   379  $    847
------------------------------------------------------------------
Money Market Fund -- Class C
  Shares                        $   90  $   281  $   488  $  1,084
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

GOVERNMENT FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in U.S.
                             government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for six years. The performance of Class B and Class C Shares will differ due to different expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.04%
1997  5.18%
1998  5.13%
1999  4.75%
2000  5.99%
2001  3.73%


BEST QUARTER: 1.54% (09/30/00)


WORST QUARTER: 0.49% (12/31/01)

* The Fund's Class B total return from January 1, 2002 to March 31, 2002 was 0.33%.



This table shows the Fund's average annual total returns for the periods ended December 31, 2001.



                                                          SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
Government Fund -- Class B Shares    3.73%    4.95%      5.00%*
---------------------------------------------------------------
Government Fund -- Class C Shares    3.53%      N/A      4.73%**
---------------------------------------------------------------


* The inception date for Class B Shares of the Fund is August 22, 1995.

** The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------
Investment Advisory Fees                           0.02%           0.02%
------------------------------------------------------------------------
Distribution (12b-1) Fees                           None            None
------------------------------------------------------------------------
Other Expenses                                     0.56%           0.76%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses             0.58%           0.78%
------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements             0.03%           0.03%
------------------------------------------------------------------------
------------------------------------------------------------------------
  Net Expenses                                     0.55%*          0.75%*
------------------------------------------------------------------------



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55% for Class B Shares and 0.75% for Class C Shares.



In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Government Fund -- Class B Shares                   0.50%
---------------------------------------------------------
Government Fund -- Class C Shares                   0.70%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Government Fund -- Class B
  Shares                        $   56  $   183  $   321  $    723
------------------------------------------------------------------
Government Fund -- Class C
  Shares                        $   77  $   246  $   430  $    963
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.


PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2002, Wellington Management had approximately $320 billion in assets under management. For the fiscal year ended January 31, 2002, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

SEI INVESTMENTS / PROSPECTUS                                       9

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.



The classes have different expenses and other characteristics. The Funds offer Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at 4:30 p.m., Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods

10                                       SEI INVESTMENTS / PROSPECTUS


approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION AND SERVICE OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares and Class C Shares.



For Class B Shares and Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.



For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

SEI INVESTMENTS / PROSPECTUS                                       11

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE PERIODS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value        Net       (Losses)     from Net       Realized     Value
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $ (0.03)     $       --    $1.00     3.39%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --         (0.06)             --     1.00     6.17
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --         (0.05)             --     1.00     4.87
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --         (0.05)             --     1.00     5.18
-------------------------------------------------------------------------------------------------------------
 1998(1)                       1.00        0.03           --         (0.03)             --     1.00     5.29
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $ (0.03)     $       --    $1.00     3.19%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --         (0.06)             --     1.00     5.96
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --         (0.05)             --     1.00     4.66
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --         (0.05)             --     1.00     4.97
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --         (0.05)             --     1.00     5.12
-------------------------------------------------------------------------------------------------------------

                                                                           Ratio of
                                                               Ratio of      Net
                                        Ratio of   Ratio of    Expenses   Investment
                                        Expenses     Net      to Average  Income to
                            Net Assets     to     Investment     Net       Average
                              End of    Average   Income to     Assets    Net Assets
                              Period      Net      Average    (Excluding  (Excluding
                              (000)      Assets   Net Assets   Waivers)    Waivers)
--------------------------
MONEY MARKET FUND
--------------------------
CLASS B
--------------------------
 2002                        $197,280     0.48%      3.27%       0.68%        3.07%
--------------------------
 2001                         161,067     0.48       6.07        0.69         5.86
--------------------------
 2000                          33,839     0.48       4.91        0.71         4.68
--------------------------
 1999                           7,875     0.48       5.08        0.69         4.87
--------------------------
 1998(1)                        7,383     0.48       5.26        0.72         5.02
--------------------------
CLASS C
--------------------------
 2002                        $407,312     0.68%      3.02%       0.88%        2.82%
--------------------------
 2001                         307,545     0.68       5.84        0.89         5.63
--------------------------
 2000                         179,565     0.68       4.61        0.91         4.38
--------------------------
 1999                         132,831     0.68       4.84        0.89         4.63
--------------------------
 1998                          86,922     0.68       5.02        0.92         4.78
--------------------------

SEI INVESTMENTS / PROSPECTUS                                       13

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value        Net       (Losses)     from Net       Realized     Value
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $ (0.03)     $       --    $1.00     3.33%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --         (0.06)             --     1.00     6.05
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --         (0.05)             --     1.00     4.81
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --         (0.05)             --     1.00     5.08
-------------------------------------------------------------------------------------------------------------
 1998                          1.00        0.05           --         (0.05)             --     1.00     5.21
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
 2002                         $1.00       $0.03     $     --       $ (0.03)     $       --    $1.00     3.13%
-------------------------------------------------------------------------------------------------------------
 2001                          1.00        0.06           --         (0.06)             --     1.00     5.84
-------------------------------------------------------------------------------------------------------------
 2000                          1.00        0.05           --         (0.05)             --     1.00     4.60
-------------------------------------------------------------------------------------------------------------
 1999                          1.00        0.05           --         (0.05)             --     1.00     4.87
-------------------------------------------------------------------------------------------------------------
 1998(2)                       1.00        0.03           --         (0.03)             --     1.00     5.01
-------------------------------------------------------------------------------------------------------------

                                                                           Ratio of
                                                               Ratio of      Net
                                        Ratio of   Ratio of    Expenses   Investment
                                        Expenses     Net      to Average  Income to
                            Net Assets     to     Investment     Net       Average
                              End of    Average   Income to     Assets    Net Assets
                              Period      Net      Average    (Excluding  (Excluding
                              (000)      Assets   Net Assets   Waivers)    Waivers)
--------------------------
GOVERNMENT FUND
--------------------------
CLASS B
--------------------------
 2002                        $217,957     0.50%      3.00%       0.58%        2.92%
--------------------------
 2001                          90,343     0.50       5.92        0.59         5.83
--------------------------
 2000                          64,616     0.50       4.74        0.60         4.64
--------------------------
 1999                          34,676     0.50       4.92        0.60         4.82
--------------------------
 1998                          29,102     0.50       5.06        0.61         4.95
--------------------------
CLASS C
--------------------------
 2002                        $151,256     0.70%      2.90%       0.78%        2.82%
--------------------------
 2001                         104,452     0.70       5.73        0.79         5.64
--------------------------
 2000                          60,328     0.70       4.53        0.80         4.43
--------------------------
 1999                          39,881     0.70       4.70        0.80         4.60
--------------------------
 1998(2)                       25,341     0.70       4.94        0.81         4.83
--------------------------



Amounts designated as "--" are $0 or have been rounded to $0.



+ Returns are for the period indicated (unless otherwise noted) and have not been annualized.



(1) Money Market Fund Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997. All ratios and total return for that period have been annualized.



(2) Government Fund Class C Shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2002, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

INV-376

                             SEI DAILY INCOME TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP


    This STATEMENT OF ADDITIONAL INFORMATION ("SAI") is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class B, Class C, Sweep Class, Class H and Class E Prospectuses dated May 31, 2002. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.



    The Trust's financial statements for the fiscal year ended January 31, 2002, including notes thereto and the report of Arthur Andersen LLP thereon are herein incorporated by reference from the Trust's 2002 Annual Report. A copy of the 2002 Annual Report must accompany the delivery of the SAI.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-4
Investment Limitations......................................    S-17
Description of Ratings......................................    S-19
The Administrator...........................................    S-22
The Adviser.................................................    S-24
Distribution and Shareholder Servicing......................    S-25
Trustees and Officers of the Trust..........................    S-26
Performance.................................................    S-31
Determination of Net Asset Value............................    S-36
Purchase and Redemption of Shares...........................    S-37
Taxes.......................................................    S-38
Portfolio Transactions......................................    S-40
Description of Shares.......................................    S-41
Limitation of Trustees' Liability...........................    S-42
Code of Ethics..............................................    S-42
Voting......................................................    S-42
Shareholder Liability.......................................    S-42
Control Persons and Principal Holders of Securities.........    S-43
Custodians and Wire Agent...................................    S-55
Experts.....................................................    S-55
Legal Counsel...............................................    S-55
Financial Statements........................................

May 31, 2002


SEI-F-045-10

                                   THE TRUST

    The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A, Class B, Class C, Class H, Sweep Class and/or Class E Shares pertaining to distribution and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.

    This Statement of Additional Information relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund," and, together, the "Funds") and any different classes of the Funds. Currently, the Federal Securities and Treasury Securities Daily Income Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES


    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or only one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vii) repurchase agreements involving any of the foregoing obligations.



    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper, including asset-backed securities, rated at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Adviser to be of comparable quality;
(iv) short-term obligations issued by the state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories or if not rated determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government; and
(vi) repurchase agreements involving any of the foregoing obligations.



    GOVERNMENT FUND--The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government; and (iii) repurchase agreements fully-collateralized by such obligations.



    GOVERNMENT II FUND--The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund which are allocable to income produced by such securities will also be exempt from state and local income taxation in the hands of the Fund's shareholders.



    TREASURY FUND--The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by such obligations.



    TREASURY II FUND--The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund which are allocable to income produced by such securities will also be exempt from state and local income taxation in the hands of the Fund's shareholders.



    CORPORATE DAILY INCOME FUND--The Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in obligations of U.S. domiciled issuers (not including foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (ii) obligations (certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions, provided that such institutions have net assets of at least $500 million as of the end of their most recent fiscal year;
(iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government;
(iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment;
(v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; and (vii) repurchase agreements involving the foregoing securities.


    The Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. Securities rated in the lowest category of investment grade may have speculative characteristics. In the event a security owned by the Fund is downgraded below these rating categories, the Adviser will take appropriate action with regard to such security. Under normal conditions, the Fund's duration will range from half a year to one and a half years.


    TREASURY SECURITIES DAILY INCOME FUND--The Treasury Securities Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; and
(ii) repurchase agreements involving such obligations. Under normal conditions, the Fund's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years.



    SHORT-DURATION GOVERNMENT FUND--The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in
(i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, including Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may also invest in swaps, caps and floors, as a hedging strategy. Under normal market conditions, the Fund will have a duration of up to three years.



    INTERMEDIATE-DURATION GOVERNMENT FUND--The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund. The Fund may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments) and related options, swaps, caps and floors, as a hedging strategy. Under normal market conditions, this Fund will have a duration of two and one-half to five years.



    GNMA FUND--The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 80% of the net assets of the Fund will, under normal circumstances, be invested in mortgage-backed securities issued by GNMA. The Fund will notify its shareholders at least 60 days prior to any change to this policy. It is a fundamental policy of the Fund to invest at least 65% of its assets, under normal circumstances, in mortgage-backed securities issued by GNMA. In addition, the GNMA Fund may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers.



    FEDERAL SECURITIES FUND--The Federal Securities Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in general obligations issued by the U.S. Treasury and repurchase agreements involving such obligations.


    There can be no assurance that the Funds will achieve their respective investment objectives.

                      DESCRIPTION OF PERMITTED INVESTMENTS


    ASSET-BACKED SECURITIES--The Money Market, Prime Obligation and Corporate Daily Income Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.



    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.


    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Corporate Daily Income, Money Market and Prime Obligation Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.


    COMMERCIAL PAPER RATINGS: The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and Fitch, Inc. ("Fitch").



    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a degree of safety regarding timely payment, but not as high as A-1.


    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

           Prime-1    Superior Quality
           Prime-2    Strong Quality


    The rating F-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F-2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch and reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


    DOLLAR ROLLS--The GNMA Fund may enter into dollar rolls. Dollars rolls and "covered rolls" are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll commitment period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Fund may or may not take delivery of the securities the Fund has contracted to purchase.


    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.



    Fixed income securities are considered investment grade if they are rated in one of the four highest long-term rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's Adviser. The Description of Ratings section of the SAI sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Adviser will review the situation and take appropriate action with regard to the security.


    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.


    FOREIGN SECURITIES--The Money Market Fund may invest in foreign securities. These instruments may subject the holder to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although a Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.


    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Transactions in the foregoing instruments may be entered into by certain Funds on U.S. exchanges regulated by the Securities and Exchange Commission ("SEC") or the Commodities Futures Trading Commission ("CFTC"). Over-the-counter transactions involve certain risks which may not be present in an exchange environment.

    FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds may enter into futures contracts for hedging purposes only. A futures contract is a bilateral agreement providing for the purchase and sale for future delivery of a fixed income security, or a futures contract may be based on municipal bond or other financial indices, including any index of fixed income securities. A "sale" of a futures contract means a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Although futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date without the making or taking of delivery by "closing out" the contract, that is, by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for settlement in the same month, subject to the availability of a liquid secondary market; there can be no assurance that a liquid secondary market will exist for any particular futures contract. Brokerage commissions are incurred when a futures contract is bought or sold.


    Futures contracts have been designed by exchanges, which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant or a brokerage firm that is a member of the relevant contract market. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, three-month U.S. Treasury Bills and bank certificates of deposit. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of an additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of the excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

    At the time of delivery of securities pursuant to a futures contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The purpose of the purchase or sale of a futures contract, in the case of a Fund that holds or intends to acquire long-term fixed income securities, is to hedge, that is, to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the use of futures contracts as an investment technique allows a Fund to maintain a hedging position without having to sell its Fund securities.

    Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy long-term bonds. To the extent a Fund purchases futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

    In order to insure that no Fund will be deemed to be a "commodity pool" as defined in CFTC Regulations, all futures transactions must constitute either bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the portfolio upon sale of open futures contracts.


    OPTIONS ON FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds, subject to any applicable laws, may purchase and write options on futures contracts ("options on futures contracts") for hedging purposes only. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract (i.e., a purchase of the futures contract), in the case of a call option, or a "short" position in the underlying futures contract (i.e., a sale of the futures contract), in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such options on futures contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, the Adviser may purchase a call option on a futures contract on behalf of the Fund to hedge against a market advance due to declining interest rates.


    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the options is higher than the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. A straddle involves the simultaneous writing of put and call options with respect to a futures contract. The Funds will cover these straddles in accordance with applicable law. Depending on the degree of correlation between changes in the value of the portfolio securities of a Fund and changes in the value of its futures positions, a Fund's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of the Fund's securities. The writer of an option on a futures contract is subject to the requirement of initial and variation margin payments.

    A Fund may cover the writing of call options on futures contracts
(a) through purchases of the underlying futures contract, or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Trust on behalf of a Fund in cash, cash equivalents or U.S. Treasury securities in a segregated account with its custodian. The Trust may cover the writing of put options on futures contracts on behalf of a Fund (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. Put and call options on futures contracts written by the Trust on behalf of a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.

    The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs, although in order to realize a profit, it may be necessary to exercise the option and close out the underlying futures contract, subject to the risks of futures trading described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writing of an option on a futures contract, however, involves all of the risks of futures trading, including the requirement to make initial and variation margin payments.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of futures contracts and options on futures contracts. For example, the Trust's ability to effectively hedge all or a portion of the holdings of a Fund through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's holdings. The trading of futures contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation, while the writing of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options.

    Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund unable to close out a futures position would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability of the Fund to hedge effectively. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Moreover, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of a Fund that has entered into a futures contract would be poorer than if it had not entered into any such contract. If, for example, a Fund has hedged against the possibility of an increase in interest rates, which increase would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its hedged bonds because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may, therefore, have to sell securities at a time when it may be disadvantageous to do so.

    The risk of loss in trading futures contracts in some strategies can be substantial, due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total (100%) loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because a Fund will engage in futures strategies only for hedging purposes, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of transacting in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less than the risk from the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

    ILLIQUID SECURITIES--Each fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MORTGAGE-BACKED SECURITIES--The Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 15- and 30-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of such securities, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Adviser.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.


    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investments conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.


    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.


    PARALLEL PAY SECURITIES, PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments, and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    RESETS: Interest rates on the mortgages underlying the adjustable rate securities and other floating rate securities are reset at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost-of-funds index or a moving average of mortgage rates. Commonly used indices include the one-year and three-year constant maturity Treasury rates (CMT), the three-month Treasury Bill rate, the 180-day Treasury Bill rate, the Eleventh District Federal Home Loan Bank Cost-of-Funds Index, and the one-month, three-month, six-month or one-year London Interbank Offered Rate.


    CAPS AND FLOORS: Underlying mortgages or other obligations that collateralize the adjustable rate securities and other floating rate securities will frequently have caps and floors, which limits the maximum amount by which the loan rate may change up or down, either at each reset or adjustment interval or over the life of the loan. This provides the mortgage borrower and lender some degree of protection against large changes in monthly payments. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, i.e., an increase in the balance of the mortgage loan. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMs"), CMOs and REMICs in which a Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates. Since the interest rates on many mortgages underlying ARMs, CMOs and REMICs are reset on an annual basis and generally are subject to caps, it can be expected that the prices of such ARMs, CMOs and REMICs will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs, CMOs or REMICs. In this regard, the net asset value of a Fund's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss, or less gain than might otherwise be achieved, if they redeem their shares of the Fund before the interest rates on the mortgages underlying the Fund's portfolio securities are adjusted to reflect prevailing market interest rates.



    MUNICIPAL SECURITIES--The Money Market and Prime Obligation Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue sources. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.


    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United

States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. Satisfactory capacity to pay principal and interest.


    REPURCHASE AGREEMENTS--Each Fund, except the Government II and Treasury II Funds, may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price, which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser will only enter into repurchase agreements with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security shall be fully collateralized at all times. This underlying security will be marked to market daily and the Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Fund must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if that Fund is treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.


    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.


    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--The Intermediate-Duration Government, GNMA and Short-Duration Government Funds may invest in swaps, caps and floors as a hedging strategy.



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.



    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure in investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.



    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.



    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.



    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.



    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.



    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.



    A Fund will enter into swaps only with counterparties that the Adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.



    Since these transactions are entered into for good faith hedging purposes, the Funds and the Adviser do not believe that such obligations constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to each the Fund's borrowing restrictions.


    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.


    U.S. GOVERNMENT AGENCY OBLIGATIONS--Each Fund, except the Treasury, Treasury II, Federal Securities and Treasury Securities Daily Income Funds, may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.


    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Each of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.


    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the appropriate Fund will earmark or segregate additional cash or liquid assets on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that any money market fund except the Money Market and Prime Obligation Funds may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act; and further provided that this limitation only applies to 75% of the total assets of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, GNMA, and Federal Securities Funds.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.


 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.


 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Funds) futures contracts. However, subject to its permitted investments, the Funds may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

16. Invest in interests in oil, gas or other mineral exploration or development programs.


17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 (the "1933 Act") before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and SAI.


    Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.


    Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus, except for the GNMA Fund's policy to invest 80% of its net assets in mortgaged-backed securities issued by GNMA, are fundamental policies of the Trust and may not be changed without shareholders' approval.



    In addition, it is a non-fundamental policy of the Funds not to invest in oil, gas or mineral leases.


                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS


    The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, respectively.


DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH LONG-TERM RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, never-theless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
            This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
            however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A
            "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.
            While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.
            Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated
            "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


DESCRIPTION OF COMMERCIAL PAPER RATINGS


    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, respectively.


DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS


A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

DESCRIPTION OF FITCH SHORT-TERM RATINGS

F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added
                 "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                Default. Denotes actual or imminent payment default.


                               THE ADMINISTRATOR

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement with respect to each Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of that Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to any Fund by the Trustees of the Trust, by a vote of a majority of the outstanding shares of that Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter

Funds, The Expedition Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.



    The Administrator is obligated under the Management Agreement to pay the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2002. The Administrator has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than (i) 0.20% of the Class A Shares of the Prime Obligation, Government II and Treasury Funds; (ii) 0.25% of the Class A Shares of Treasury II and Government Funds; (iii) 1.00% of the Class A Shares of the Federal Securities and Money Market Funds; (iv) 0.50% of the Class B Shares of the Prime Obligation, Government II, and Treasury Funds; (v) 0.55% of the Class B Shares of the Treasury II and Government Funds; (vi) 1.30% of the Class B Shares of the Money Market Fund; (vii) 0.70% of the Class C Shares of the Prime Obligation, Government II and Treasury Funds; (viii) 0.75% of the Class C Shares of the Treasury II and Government Funds; (ix) and 1.50% of the Class C Shares of the Money Market Fund, each on an annualized basis. The Administrator has voluntarily agreed to waive up to all of its fee in order to limit total operating expenses to not more than (i) 0.20% of the average daily net assets of the Class A Shares of the Money Market and Government Funds , 0.35% of the average daily net assets of the Class A Shares of the Corporate Daily Income Fund, 0.45% of the average daily net assets of the Class A Shares of the Short-Duration Government Fund, 0.50% of the average daily net assets of the Class A Shares of the Intermediate-Duration Government Fund and 0.60% of the average daily net assets of the Class A Shares of the Federal Securities and GNMA Funds; (ii) 0.48% of the average daily net assets of the Class B Shares of the Money Market Fund, 0.50% of the average daily net assets of the Class B Shares of the Government Fund and 0.75% of the average daily net assets of the Class B Shares of the Short-Duration Government Fund; and (iii) 0.68% of the average daily net assets of the Class C Shares of the Money Market Fund and 0.70% of the average daily net assets of the Class C Shares of the Government Fund, each on an annualized basis. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

    For the fiscal years ended January 31, 2000, 2001 and 2002 the Funds paid fees to the Administrator as follows:



                                                    FEES PAID (000)                 FEE WAIVERS (000)
                                             ------------------------------   ------------------------------
                                               2000       2001       2002       2000       2001       2002
                                             --------   --------   --------   --------   --------   --------
Money Market Fund..........................   $1,104     $1,455    $ 2,213     $1,901     $2,218     $2,988
Prime Obligation Fund......................   $7,953     $8,105    $11,484     $1,637     $1,470     $1,373
Government Fund............................   $1,275     $  708    $ 1,420     $  670     $  342     $  588
Government II Fund.........................   $1,534     $1,640    $ 1,972     $  314     $  280     $  221
Treasury Fund..............................   $  747     $1,008    $ 1,346     $  496     $  588     $  612
Treasury II Fund...........................   $1,239     $1,151    $ 1,603     $  157     $  159     $  144
Federal Securities Fund....................     *          *          *          *          *          *
Corporate Daily Income Fund................   $  267     $  249    $   341     $  106     $   93     $  111
Treasury Securities Daily Income Fund......     *          *          *          *          *          *
Short-Duration Government Fund.............   $  367     $  293    $   395     $   25     $   18     $    7
Intermediate-Duration Government Fund......   $  455     $  328    $   305     $    0     $    0     $    0
GNMA Fund..................................   $  328     $  254    $   527     $    0     $    0     $    0


------------------------

*   Not in operation during such period.

                                  THE ADVISER


    The Trust and Wellington Management Company, LLP (the "Adviser" or "Wellington Management") have entered into four advisory agreements (the "Advisory Agreements," and each an "Advisory Agreement") dated September 30, 1983, December 15, 1986, August 4, 1993 and June 30, 1994, respectively. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.



    Wellington Management serves as the investment adviser for each Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Under the Advisory Agreements, the Adviser invests the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 2002, the Adviser had discretionary management authority with respect to approximately $320 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


    The continuance of an Advisory Agreement with respect to a Fund after the first two (2) years of such Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: 0.075% of the combined daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds up to
$500 million and 0.02% of such net assets in excess of $500 million; 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and 0.10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to
$500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.


    For the fiscal years ended January 31, 2000, 2001 and 2002 the Funds paid advisory fees as follows:



                                                              FEES PAID (000)                 FEE WAIVERS (000)
                                                       ------------------------------   ------------------------------
                                                         2000       2001       2002       2000       2001       2002
                                                       --------   --------   --------   --------   --------   --------
Money Market Fund....................................    $113       $139       $197       $ 97       $118       $155
Prime Obligation Fund................................    $631       $630       $846       $536       $538       $664
Government Fund......................................    $101       $ 54       $105       $ 90       $ 47       $ 82
Government II Fund...................................    $122       $127       $145       $103       $107       $113
Treasury Fund........................................    $ 65       $ 83       $102       $ 55       $ 71       $ 80
Treasury II Fund.....................................    $ 72       $ 69       $ 91       $ 62       $ 58       $ 72
Federal Securities Fund..............................    *          *          *          *          *          *
Corporate Daily Income Fund..........................    $ 65       $ 61       $ 84       $ 42       $ 37       $ 45
Treasury Securities Daily Income Fund................    *          *          *          *          *          *
Short-Duration Government Fund.......................    $ 93       $ 74       $101       $ 19       $ 15       $ 14
Intermediate-Duration Government Fund................    $130       $ 94       $ 87       $  0       $  0       $  0
GNMA Fund............................................    $103       $ 79       $164       $  0       $  0       $  0


------------------------

*   Not in operation during such period.


             DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING



    SEI Investments Distribution Co. (the "Distributor" or "SIDCO."), a wholly owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement"). The Trust has adopted a Distribution Plan (the "Plan") for the Sweep Class Shares of each Fund that offers Sweep Class Shares (only the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds offer Sweep Class Shares) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


    The Plan adopted by the Sweep Class shareholders provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of a Fund's Sweep Class Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Sweep Class shareholders or to their customers who beneficially own Sweep Class Shares.

    Payments may be made under the Sweep Class Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.



    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the Plan or related agreements.



    For the fiscal year ended January 31, 2002, the Funds incurred the following 12b-1 expenses:



                                                                                       AMOUNT PAID TO
                                                                                       3RD PARTIES BY
                                                                        TOTAL 12B-1      SIDCO FOR
                                                                        EXPENSES AS     DISTRIBUTOR
                                                        TOTAL 12B-1     A % OF NET    RELATED SERVICES
FUND                                            CLASS  EXPENSES (000)     ASSETS           (000)
----                                            -----  --------------   -----------   ----------------
Money Market Fund.............................  Sweep      $1,527            50%           $1,527
Prime Obligation Fund.........................  Sweep      $  560            50%           $  560
Government Fund...............................  Sweep      $  414            50%           $  414
Treasury Fund.................................  Sweep      $  917            50%           $  917



    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, Class H, Sweep Class Shares and Class E Shares (the "Service Plans"), and administrative servicing plans (the "Administrative Services Plans") for their Class B, Class C and Class H Shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                       TRUSTEES AND OFFICERS OF THE TRUST


    BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), currently 66 Funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.



    MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.



    ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since 1982) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index

Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1982) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12/03/32) -- Trustee (since 1982) -- President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31) -- Trustee (since 1995) -- Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (since 1996) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee, The Fulcrum Trust (Allmerica Insurance). Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    ROSEMARIE B. GRECO (DOB 03/31/46) -- Trustee (since 1999) -- Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia , April 1998- August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian Group, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


------------------------


* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



BOARD STANDING COMMITTEES. The Board has established the following standing committees:



- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed Trust fiscal year.



- FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.



- NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.



    BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of an Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.



    Before meeting for the renewal of the Advisory Agreements, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges a Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) a Fund's performance compared with similar mutual funds.



    At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



    Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provide to the Fund; and (c) agreed to renew the Advisory Agreements for another year.



    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



                                                                    AGGREGATE DOLLAR
                                      DOLLAR RANGE OF                RANGE OF SHARES
NAME                                FUND SHARES (FUND)*               (ALL FUNDS)*
----                           -----------------------------  -----------------------------
Nesher.......................              None                      Over $100,000
Doran........................              None                           None
Gooch........................          Over $100,000                 Over $100,000
                                  (Prime Obligation Fund)
Storey.......................              None                           None
Sullivan.....................              None                           None
Greco........................              None                           None


------------------------


*   Valuation date is December 31, 2001.



    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.



                                                     PENSION OR
                                                 RETIREMENT BENEFITS                      TOTAL COMPENSATION
                                                     ACCRUED AS        ESTIMATED ANNUAL     FROM THE TRUST
                                   AGGREGATE           PART OF          BENEFITS UPON          AND FUND
NAME                              COMPENSATION      FUND EXPENSES         RETIREMENT           COMPLEX*
----                              ------------   -------------------   ----------------   ------------------
Nesher..........................     $     0             N/A                 N/A                 $0
Doran...........................     $     0             N/A                 N/A                 $0
Gooch...........................     $11,661             N/A                 N/A              $122,100
Storey..........................     $11,661             N/A                 N/A              $122,100
Sullivan........................     $11,661             N/A                 N/A              $122,100
Greco...........................     $11,661             N/A                 N/A              $122,100



    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

    TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.



    Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by the Distributor.



    EDWARD D. LOUGHLIN (DOB 03/07/51) -- President and Chief Executive Officer (since 1982) -- Executive Vice President and President -- Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since 1999) -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.



    TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary (since 1999) -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.



    JAMES R. FOGGO (DOB 06/30/64) -- Controller and Chief Financial Officer (since 2000) -- Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, Administrator and Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.



    LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since 1999) -- Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 1999) -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.



    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62) -- Vice President and Secretary (since 2001) -- Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

    ROBERT S. LUDWIG (DOB 3/12/50) -- Vice President and Assistant Secretary (since 1985) -- Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985- 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.



    WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Assistant Secretary (since 2001) -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law
firm), 1994-1997.



    JOHN C. MUNCH (DOB 05/07/71) -- Vice President and Assistant Secretary (since 2002) -- Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.


                                  PERFORMANCE




    From time to time, certain Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield of the non-money market Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.



    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.



    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.



COMPUTATION OF YIELD



    The yield of the money market funds is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    These money market Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.



    The yield for non-money market Funds is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:



    Yield = 2[((a-b)/cd + 1)TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.



    Based on the foregoing, for the seven-day period ended January 31, 2002, the end of the Trust's most recent fiscal year, the current and effective yields for each money market Fund were as follows:



                                                                 SEVEN-DAY YIELD
                                                              ----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ---------
CLASS A
  Money Market Fund.........................................    1.72%       1.73%
  Prime Obligation Fund.....................................    1.71%       1.73%
  Government Fund...........................................    1.63%       1.64%
  Government II Fund........................................    1.62%       1.63%
  Treasury Fund.............................................    1.60%       1.61%
  Treasury II Fund..........................................    1.53%       1.54%
CLASS B
  Money Market Fund.........................................    1.42%       1.43%
  Prime Obligation Fund.....................................    1.41%       1.42%
  Government Fund...........................................    1.33%       1.34%
  Government II Fund........................................    1.32%       1.32%
  Treasury Fund.............................................    1.30%       1.31%
  Treasury II Fund..........................................    1.23%       1.23%
CLASS C
  Money Market Fund.........................................    1.22%       1.22%
  Prime Obligation Fund.....................................    1.21%       1.22%
  Government Fund...........................................    1.13%       1.14%
  Government II Fund........................................    1.12%       1.12%
  Treasury Fund.............................................    1.10%       1.11%
  Treasury II Fund..........................................    1.03%       1.03%
CLASS H
  Prime Obligation Fund.....................................    1.28%       1.29%
SWEEP CLASS
  Money Market Fund.........................................    0.97%       0.97%
  Prime Obligation Fund.....................................    0.96%       0.97%
  Government Fund...........................................    0.88%       0.88%
  Treasury Fund.............................................    0.85%       0.85%

                                                                 SEVEN-DAY YIELD
                                                              ----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ---------
CLASS E
  Money Market Fund.........................................      *           *
  Prime Obligation Fund.....................................      *           *
  Government Fund...........................................      *           *


------------------------


  * Not in operation during period.



    For the 30-day period ended January 31, 2002, the yield of each non-money market Fund was as follows:



FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  Corporate Daily Income Fund...............................    3.74%
  Short-Duration Government Fund............................    3.23%
  Intermediate-Duration Government Fund.....................    4.33%
  GNMA Fund.................................................    4.74%
CLASS B
  Short-Duration Government Fund............................      **


------------------------


**  Class fully liquidated on December 10, 2001.



CALCULATION OF TOTAL RETURN



    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.



    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1 + T) TO THE POWER OF n = ATV SUB D, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV SUB D= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF n = ATV SUB DR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV SUB DR= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



    HISTORICAL PERFORMANCE. The average annual total return (before taxes) for each of the following Funds was as follows for the one one-year, five-year, ten-year and since inception periods ended January 31, 2002.



                                                                          AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------
                                                                ONE           FIVE          TEN           SINCE
FUND (INCEPTION DATE)                                           YEAR          YEAR          YEAR        INCEPTION
---------------------                                         --------      --------      --------      ---------
MONEY MARKET FUND
  Class A (11/15/83)........................................
                                                                3.70%         5.30%         4.90%         6.27%
  Class B (liquidated 3/12/97; reoffered 8/4/97)............
                                                                3.39%         *             *             4.96%
  Class C (5/17/95).........................................
                                                                3.19%         4.78%         *             4.86%
  Sweep Class (7/15/98).....................................
                                                                2.93%         *             *             4.38%
  Class E...................................................
                                                                *             *             *             *

GOVERNMENT FUND
  Class A (offered beginning 3/8/92; fully liquidated
    6/2/93; reoffered 10/27/95).............................
                                                                3.64%         5.20%         *             5.25%
  Class B (8/22/95).........................................
                                                                3.33%         4.89%         *             4.95%
  Class C (7/1/97)..........................................
                                                                3.13%         *             *             4.67%
  Sweep Class (6/4/98)......................................
                                                                2.87%         *             *             4.31%
  Class E...................................................
                                                                *             *             *             *

GOVERNMENT II FUND
  Class A (12/9/85).........................................
                                                                3.63%         5.15%         4.78%         5.72%
  Class B (1/28/91).........................................
                                                                3.32%         4.84%         4.47%         4.56%
  Class C (11/27/96)........................................
                                                                3.11%         4.63%         *             4.64%
  Sweep Class (5/18/98).....................................
                                                                *             *             *             *

                                                                          AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------
                                                                ONE           FIVE          TEN           SINCE
FUND (INCEPTION DATE)                                           YEAR          YEAR          YEAR        INCEPTION
---------------------                                         --------      --------      --------      ---------
PRIME OBLIGATION FUND
  Class A (12/22/87)........................................
                                                                3.70%         5.29%         4.90%         5.76%
  Class B (3/26/91).........................................
                                                                3.39%         4.98%         4.59%         4.66%
  Class C (4/30/96).........................................
                                                                3.18%         4.72%         *             4.78%
  Class H (6/9/00)..........................................
                                                                3.25%         *             *             4.40%
  Sweep Class (5/18/98).....................................
                                                                2.92%         *             *             4.41%
  Class E...................................................
                                                                *             *             *             *

TREASURY FUND
  Class A (9/30/92).........................................
                                                                3.48%         5.08%         *             4.81%
  Class B (8/4/97)..........................................
                                                                3.18%         *             *             4.73%
  Class C (7/27/95).........................................
                                                                2.97%         4.56%         *             4.65%
  Sweep Class (8/1/97)......................................
                                                                2.71%         *             *             4.27%

TREASURY II FUND
  Class A (7/28/89).........................................
                                                                3.35%         4.77%         4.50%         4.97%
  Class B (2/15/90).........................................
                                                                3.05%         4.46%         4.19%         4.50%
  Class C (5/8/95)..........................................
                                                                2.84%         4.25%         *             4.38%
  Sweep Class...............................................
                                                                *             *             *             *

FEDERAL SECURITIES FUND
  Class A (offered beginning 11/12/82; liquidated
    7/15/94)................................................
                                                                *             *             *             *



    The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended January 31, 2002.



                                                                          AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------
                                                                ONE           FIVE          TEN           SINCE
FUND (INCEPTION DATE)                                           YEAR          YEAR          YEAR        INCEPTION
---------------------                                         --------      --------      --------      ---------
CORPORATE DAILY INCOME FUND
  Class A (9/28/93) BEFORE TAXES............................
                                                                6.08%         6.03%         *             5.72%
  Class B BEFORE TAXES......................................
                                                                *             *             *             *
  Class C BEFORE TAXES......................................
                                                                *             *             *             *
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................
                                                                4.07%         3.77%         *             3.49%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................
                                                                3.68%         3.69%         *             3.46%

TREASURY SECURITIES DAILY INCOME FUND
  Class A BEFORE TAXES......................................
                                                                *             *             *             *
  Class B BEFORE TAXES......................................
                                                                *             *             *             *
  Class C BEFORE TAXES......................................
                                                                *             *             *             *
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................
                                                                *             *             *             *
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................
                                                                *             *             *             *

SHORT-DURATION GOVERNMENT FUND
  Class A (2/17/87) BEFORE TAXES............................
                                                                6.28%         6.25%         5.79%         6.54%
  Class B (11/5/90) (Liquidated 12/10/01) BEFORE TAXES......
                                                                *             *             *             *
  Class C BEFORE TAXES......................................
                                                                *             *             *             *
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................
                                                                4.38%         4.02%         3.61%         2.49%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................
                                                                3.80%         3.89%         3.57%         2.45%

                                                                          AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------
                                                                ONE           FIVE          TEN           SINCE
FUND (INCEPTION DATE)                                           YEAR          YEAR          YEAR        INCEPTION
---------------------                                         --------      --------      --------      ---------
INTERMEDIATE-DURATION GOVERNMENT FUND
  Class A (2/17/87) BEFORE TAXES............................
                                                                7.19%         7.00%         6.54%         7.15%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................
                                                                5.04%         4.69%         4.15%         2.81%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................
                                                                4.35%         4.45%         4.07%         2.76%

GNMA FUND
  Class A (3/20/87) BEFORE TAXES............................
                                                                7.22%         7.04%         6.87%         7.67%
  Class B (offered 7/12/94; liquidated 7/10/96) BEFORE
    TAXES...................................................
                                                                *             *             *             *
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................
                                                                4.88%         4.44%         4.16%         2.79%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................
                                                                4.36%         4.33%         4.15%         2.79%


------------------------


 *  Not in operation during period.



** After tax returns are shown for Class A only. After-tax returns for other classes will vary.


                        DETERMINATION OF NET ASSET VALUE


    Securities of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.



    A Fund's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds) and the maintenance of the Fund's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that each

Fund will be able to meet this objective. The Funds' procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce PRO RATA the number of shares of that Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.



    Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income Funds may be valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the independent pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


                       PURCHASE AND REDEMPTION OF SHARES


    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.


    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Adviser(s), the Distributor and/or the Custodian(s) are not open for business.



    Intermediate-Duration Government, GNMA, Corporate Daily Income, and Treasury Securities Daily Income Funds may be made on any day the NYSE is open for business. Purchases and redemptions of shares of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, and Federal Securities Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    The Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, and Federal Securities Funds may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Funds' principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Adviser. The Funds will notify shareholders that the Funds are open for business.


    The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless (a) such securities meet the investment objective and policies of the Fund; (b) the securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable (and not established only by evaluation).

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.


    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of the SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


QUALIFICATION AS A RIC


    Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.


    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends received deduction for corporate shareholders (subject to certain minimum holding periods).

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.


    The Funds receive income generally in the form of interest on their investments. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares.


    A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

    Because the Funds' income is expected to be derived primarily from interest rather than dividends, no portion of a Fund's distributions is expected to be eligible for the corporate dividends-received deduction.

    If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.


    By law, a Fund must withhold at the applicable withholding rate and remit to the United States Treasury, any amounts subject to withholding on your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs a Fund to do so, or you have failed to certify that you are a U.S. person (including a U.S. resident alien).


    Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES


    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.


    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

    Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.


    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 2000, 2001 and 2002, no Fund paid any brokerage commissions.


    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers-dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.


    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2002 the Trust held the following securities:



                                                                                          AMOUNT
                                                                                           (IN
FUND                                                NAME OF ISSUER                       MILLION)
----                                          ---------------------------                --------
Money Market Fund                             Goldman Sachs Group                         $ 31.2
                                              Paribas Corporation                         $ 25.0
Government Fund                               Goldman Sachs Group                         $  2.8
Prime Obligation Fund                         Goldman Sachs Group                         $434.6
                                              Paribas Corporation                         $301.0
Treasury Fund                                 Credit Suisse First Boston                  $ 74.0
                                              JP Morgan Chase & Company                   $ 81.7
                                              Paribas Corporation                         $160.0
                                              UBS Warburg                                 $109.4
Short-Duration Government Fund                Paribas Corporation                         $  7.6
Intermediate-Duration Government Fund         Paribas Corporation                         $  6.3
GNMA Fund                                     Paribas Corporation                         $ 15.0
Corporate Daily Income Fund                   Paribas Corporation                         $  4.7



    The portfolio turnover rate for each fixed income Fund for the fiscal years ending January 31, 2000, 2001 and 2002 was as follows:



                                                                         TURNOVER
                                                                           RATE
                                                                  ----------------------
FUND                                                                2001          2002
----                                                              --------      --------
Short-Duration Government Fund..............................         79%           84%
Intermediate-Duration Government Fund.......................         41%           50%
GNMA Fund...................................................         81%          108%
Corporate Daily Income Fund.................................         68%           75%


    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a PRO RATA share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.


                                     VOTING


    Where the prospectuses for the Funds or the SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.


                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of May 1, 2002, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.



                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
MONEY MARKET FUND             SEI Private Trust Company                  53,175,454.04              7.81%
CLASS A SHARES                Christopher Dilbeck
                              Mutual Funds Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Private Trust Company                 169,097,833.05             24.85%
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Private Trust Company                  61,784,597.70              9.08%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              KMART Corporation                         225,560,134.16             33.15%
                              Attn: Anne Helland
                              3100 West Big Beaver Road
                              Troy, MI 48084-3163

CLASS B SHARES                SEI Private Trust Company                  31,414,661.46             23.94%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Colorado Business Bank                      6,954,245.51              5.30%
                              Attn: Brenda Thayer
                              821 17th Street
                              Denver, CO 80202-3040

                              Citizens Bank of Massachusetts             11,397,567.11              8.69%
                              Private Client Group
                              Attn: Karen Crawley-Soto
                              53 State St. F17
                              Boston, MA 02109-2804

                              California Federal Bank                    43,690,577.50             33.29%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacremento, CA 95605-1630

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
CLASS C SHARES                Bank of Nichols Hills                      21,589,242.64              6.11%
                              Attn: Dana Powell
                              2644 N.W. 63RD
                              Oklahoma City, OK 73116-4902

                              Corelink Financial Inc.                    17,904,794.28              5.06%
                              Attn: Chris Deonier-MA
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              Corelink Financial Inc.                    85,837,041.98             24.28%
                              Attn: Chris Deonier-MA
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              California Federal Bank                    47,297,038.14             13.38%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacramento, CA 95605-1630

                              Community Bank NA                          19,108,086.08              5.40%
                              Deposit Operations
                              Attn: Jennifer Hay
                              45-49 Court St. P.O. Box 509
                              Canton, NY 13617-0509

SWEEP CLASS SHARES            Sun National Bank                          31,713,206.42             18.88%
                              Toni Hill-Cash Management Dept.
                              226 Landis Ave.
                              Vineland, NJ 08630-8145

                              United Community Banks                     11,182,860.75              6.66%
                              Attn: Jeanette Garrett
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              California Federal Bank                    77,534,203.87             46.15%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacramento, CA 95605-1630

GOVERNMENT II FUND            PABL & Co.                                106,031,835.98             17.34%
CLASS A SHARES                C/o Peabody & Arnold
                              Attn: Peggy Ohrenberger
                              50 Rowes Wharf
                              Boston, MA 02110-3339

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              United States Trust Company               264,652,912.47             43.29%
                              Attn: Rich Lynch
                              P.O. Box 131
                              Boston, MA 02101-0131

                              SEI Private Trust Company                  30,738,202.78              5.03%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Fleet Investment Operations                67,656,548.30             11.07%
                              NY/RO/TO3C
                              159 E. Main St.
                              Rochester, NY 14604-1605

CLASS B SHARES                United States Trust Company                63,834,590.44             35.80%
                              Attn: Rich Lynch
                              P.O. Box 131
                              Boston, MA 02101-0131

                              SEI Private Trust Company                  18,320,326.47             10.27%
                              C/o The Peoples Bank
                              Attn: Mutual Fund Admin
                              One Freedom Valley Dr.
                              Oaks, PA 19456

                              CENCO                                      15,675,125.46              8.79%
                              C/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0566

                              SEI Private Trust Company                  14,487,109.32              8.12%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              Compass Bank Treasury Management              35,072,000             19.67%
                              Management
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0566

CLASS C SHARES                CENCO                                      13,819,087.72             18.78%
                              C/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0566

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Compass Bank Treasury Management              45,352,000             61.65%
                              Management
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0566

                              TrustCompany Bank                           7,856,584.66             10.68%
                              Attn: Cash Management (Suite 1025)
                              35 Journal Square
                              Jersey City, NJ 07306-4011

PRIME OBLIGATION FUND         Union Bank of California                  388,014,368.31             12.98%
CLASS A SHARES                Attn: Jeanne Chizek or Julie
                              Parra
                              P.O. Box 109
                              San Diego, CA 92112

                              The New Hillman Company                   660,595,589.11             22.11%
                              C/o Amalgamated Bank of New York
                              Attn: Rosemare Rodin
                              11-15 Union Square
                              New York, NY 10459-2792

                              Byrd & Co.                                183,083,902.86              6.13%
                              First Union National Bank
                              Sweep Funds Processing-PA 4905
                              Sweep Funds Processing-PA 4903
                              123 S. Broad St.
                              Philadelphia, PA 19109-1029

CLASS B SHARES                Brotherhood Bank and Trust Company         56,217,732.51              8.52%
                              Attn: Connie Herold
                              756 Minnesota Avenue
                              Kansas City, KS 66101-2704

                              OLTRUST & Co.                              47,286,841.11              7.16%
                              C/o Old National Bank in Evansville
                              Attn: David Crow
                              P.O. Box 207
                              Evansville, IN 47702-0207

                              SEI Private Trust Company                 188,551,980.70             28.57%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              The Bancorp COM Bank                       36,208,662.45              5.49%
                              Martin Egan
                              405 Silverside Rd.
                              Wilmington, DE 19809-1768

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Byrd & Co.                                101,641,059.04             15.40%
                              First Union National Bank
                              Sweep Funds Processing-PA 4905
                              Sweep Funds Processing-PA 4903
                              123 S. Broad St.
                              Philadelphia, PA 19109-1029

                              Muir & Co.                                 43,930,461.82              6.66%
                              C/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

CLASS C SHARES                Smith Barney Corporate Trust              243,114,229.92             26.49%
                              Attn: SEI Private Trust Company
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              Citizens Bank                             265,093,323.57             28.88%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              Sterling Bank                              66,899,132.72              7.29%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

CLASS H SHARES                SEI Private Trust Company                  36,083,948.34               100%
                              One Freedom Valley Rd.
                              Oaks, PA 19403

SWEEP CLASS SHARES            Enterprise National Bank                    7,125,469.96              7.89%
                              Attn: Cheryl Shackleford
                              6075 Poplar Ave. Ste. 120
                              Memphis, TN 38119-4742

                              Texas Capital Bank                         40,626,683.92             44.96%
                              National Association
                              Attn: Richard Simpson
                              6060 N. Central Expressway Ste. 800
                              Dallas, TX 75206-5214

                              First State Bank of Russellville            5,401,266.12              5.98%
                              P.O. Box 10610
                              Russellville, AR 72812-0610

                              United Community Banks                      4,557,950.15              5.04%
                              Attn: Jeanette Garrett
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              Mahopac National Bank                       4,889,012.68              5.41%
                              630 Route 6
                              Mahopac, NY 10541-1651

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
GOVERNMENT FUND               SEI Private Trust Company                  24,367,695.83              6.47%
CLASS A SHARES                FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              People's Bank                              79,385,709.60             21.08%
                              Attn: Trust Dept., Mary Lou Varnum
                              850 Main St., RC 12-505
                              Bridgeport, CT 06604-4917

                              SEI Private Trust Company                     28,716,422              7.63%
                              C/o UBS Paine Webber
                              Attn: Mutual Funds Administrator
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Private Trust Company                  44,867,012.86             11.92%
                              Christopher Dilbeck
                              Mutual Funds Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Byrd & Co.                                    20,000,000              5.31%
                              First Union National Bank
                              Sweep Funds Processing-PA 4905
                              Attn: Jim Quinlan
                              Penn Mutual Insurance Building
                              Philadelphia, PA 19106

                              Burns and McDonnell                        78,809,198.88             20.93%
                              Engineering
                              9400 Ward Parkway
                              Kansas City, MO 64114-3319

CLASS B SHARES                SEI Private Trust Company                  60,777,350.39             26.61%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              SEI Private Trust Company                  29,031,201.63             12.71%
                              Christopher Dilbeck
                              Mutual Funds Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Private Trust Company                     31,000,000             13.57%
                              Attn: David Baumgort
                              One Freedom Valley Drive
                              Oaks, PA 19456

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Sterling Bank                              17,748,663.93              7.77%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              Brotherhood Bank and Trust Company         28,256,101.26             12.37%
                              Attn: Connie Herold
                              756 Minnesota Avenue
                              Kansas City, KS 66101-2704

                              California Federal Bank                    17,997,454.06              7.88%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacremento, CA 95605-1630

CLASS C SHARES                Pacific Western Bank                        8,016,418.37              5.55%
                              120 Wilshire Blvd.
                              Santa Monica, CA 90401-1107

                              Guaranty Federal Bank, F.S.B.              12,268,653.11              8.49%
                              Attn: James Bonney
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                              Sterling Bank                              61,932,704.76             42.86%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              Citizens Bank                              13,166,975.16              9.11%
                              Attn: Nicole Wilson
                              500 W. Broadway
                              Farmington, NM 87401-5895

                              Sterling Bank                               9,660,518.41              6.69%
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              California Federal Bank                    11,414,919.32              7.90%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacremento, CA 95605-1630

SWEEP CLASS SHARES            Enterprise National Bank                    5,351,470.01              7.54%
                              Attn: Cheryl Shackleford
                              6075 Poplar Ave Ste. 120
                              Memphis, TN 38119-4742

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Manufacturers Bank                          5,311,669.32              7.49%
                              Attn: Shigeki Okamura
                              515 S. Figueroa St. 5th Floor
                              Los Angeles, CA 90071-3301

                              United Community Banks                     29,402,437.61             41.25%
                              Attn: Jeanette Garrett
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              Chelsea State Bank                          5,715,595.81              8.06%
                              1010 S. Main Street
                              Chelsea, MI 48118-1427

                              California Federal Bank                     5,858,587.97              8.26%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacremento, CA 95605-1630

                              Potomac Bank of Virginia                    3,933,780.46              5.55%
                              133 Maple Avenue East
                              Vienna, VA 22180-5741

TREASURY II FUND              NAIDOT & Co.                               55,554,191.28             10.25%
CLASS A SHARES                C/o Bessemer Trust Company
                              Attn: Peter Scully
                              630 Fifth Avenue 38th Floor
                              New York, NY 10111-0100

                              MUIR & Co.                                 70,151,854.10             12.94%
                              C/o Frost National Bank
                              Attn: Julia Worden
                              P.O. Box 2950
                              San Antonio, TX 78299-2950

                              SEI Private Trust Company                  59,279,007.11             10.93%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              The New Hillman Company                   151,066,883.65             27.85%
                              C/o Amalgamated Bank of New York
                              Attn: Rosemarie Rodin
                              11-15 Union Square
                              New York, NY 10459-2792

                              CherryTrust & Co.                          52,778,540.66              9.73%
                              C/o The Bank of Cherry Creek
                              Attn: Daniel Rich
                              3033 E. 1st Avenue
                              Denver, CO 80206-5617

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
CLASS B SHARES                SEI Private Trust Company                   8,419,733.84              6.52%
                              One Freedom Valley Dr.
                              Oaks, PA 19403

                              Guaranty Federal Bank, F.S.B.              32,115,997.83             24.87%
                              Attn: James Bonney
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                              SEI Private Trust Company                  14,469,779.99             11.20%
                              FBO 601 Banks
                              Attn: Eileen Carucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              SEI Private Trust Company                  12,910,223.50             10.00%
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Compass Bank Treasury Management              28,684,000             22.21%
                              15 South 20th Street
                              Suite 702
                              Birmingham, AL 35233-2000

                              Muir & Co.                                 19,967,574.95             15.46%
                              C/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

CLASS C SHARES                CENCO                                      11,318,704.01             12.59%
                              C/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0566

                              Guaranty Federal Bank, F.S.B.              40,284,570.91             44.81%
                              Attn: James Bonney
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                              Compass Bank Treasury                         29,579,000             32.90%
                              Management
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0566

                              SEI Private Trust Company                  10,406,828.20              5.61%
                              One Freedom Valley Dr.
                              Oaks, PA 19403

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
TREASURY FUND                 WABANC & Co.                                  11,691,808              6.31%
CLASS A SHARES                C/o Washington Trust Bank
                              Attn: Lyla Morgenstern
                              P.O. Box 2127
                              Spokane, WA 99210-2127

                              SEI Private Trust Company                  10,405,828.20              5.61%
                              One Freedom Valley Dr.
                              Oaks, PA 19403

                              SEI Private Trust Company                  50,032,676.21             26.99%
                              One Freedom Valley Dr.
                              Oaks, PA 19403

                              BMS and Company                               29,848,955             16.10%
                              C/o Central Trust Bank
                              Attn: Wanda McGlade
                              P.O. Box 779
                              Jefferson City, MO 65102-0779

                              SEI Private Trust Company                  12,844,368.51              6.93%
                              FBO 601 Banks
                              Attn: Eileen Carucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              Judy Baar Topinka IL State Treasure           10,000,000              5.39%
                              Regular Acct.
                              Attn: Rhonda Poeschel
                              300 W. Jefferson St.
                              Springfield, IL 62702-5041

                              RICAM R97                                  15,581,739.08              8.40%
                              Attn: James Chen
                              5 Hanover Sq.
                              New York, NY 10004-2614

                              RICAM R96                                  14,234,633.48              7.68%
                              Attn: James Chen
                              5 Hanover Sq.
                              New York, NY 10004-2614

CLASS B SHARES                SEI Private Trust Company                  46,866,413.79             16.94%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              Citizens Bank                             175,013,937.64             63.25%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Private Trust Company                  14,120,177.85              5.10%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

CLASS C SHARES                First Victoria National Bank               13,118,881.47             13.69%
                              Attn: Grace Pantel
                              P.O. Box 1338
                              Vistoria, TX 77902-1338

                              Progress Bank                               5,303,881.59              5.54%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              Corelink Financial Inc.                    11,181,628.10             11.67%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-8408

                              Corelink Financial Inc.                     9,930,634.88             10.36%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-8408

                              First National Bank and Trust of           12,697,982.41             13.25%
                              Newtown
                              40 South State Street
                              P.O. Box 158
                              Newtown, PA 18940-0158

                              County Bank                                 4,985,685.34              5.20%
                              Attn: Ed Rocha
                              P.O. Box 1191
                              Merced, CA 95341-1191

                              Trust Company Bank                          5,428,985.38              5.67%
                              Attn: Cash Management (Suite 1025)
                              35 Journal Square
                              Jersey City, NJ 07306-4011

SWEEP CLASS SHARES            Citizens Bank                              64,595,430.30             57.06%
                              Attn: Dept 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              Citizens Bank                               9,004,316.09              7.95%
                              Attn: Nicole Wilson
                              500 W. Broadway
                              Farmington, NM 87401-5895

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Texas Capital Bank                          5,969,160.60              5.27%
                              National Association
                              Attn: Richard Simpson
                              6060 N. Central Expressway Ste 800
                              Dallas, TX 75206-5214

                              South Central Bank                          9,046,812.33              7.99%
                              525 W. Roosevelt Rd.
                              Chicago, IL 60607-4905

CORPORATE DAILY               SEI Private Trust Company                  43,665,849.85             58.96%
INCOME FUND                   One Freedom Valley Rd.
CLASS A SHARES                Oaks, PA 19403

SHORT-DURATION                Capital City Trust Company                 16,936,630.60             11.39%
GOVERNMENT FUND               Attn: Linda Glessner
CLASS A SHARES                P.O. Box 1549
                              Tallahassee, FL 32302-1549

                              SEI Private Trust Company                   7,517,947.54             52.16%
                              One Freedom Valley Rd.
                              Oaks, PA 19403

                              SEI Private Trust Company                   1,114,133.02              7.73%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

INTERMEDIATE DURATION         SEI Private Trust Company                   1,390,859.92             10.21%
GOVERNMENT FUND               One Freedom Valley Rd.
CLASS A SHARES                Oaks, PA 19403

                              SEI Private Trust Company                   6,900,201.16             50.63%
                              One Freedom Valley Rd.
                              Oaks, PA 19403

                              SEI Private Trust Company                     927,282.54              6.80%
                              Attn: Suzanne Levy
                              680 E. Swedesford Road
                              Wayne, PA 19087-1610

                              Sheldon & Co.                                 691,461.60              5.07%
                              C/o National City Bank
                              P.O. Box 94984
                              Cleveland, OH 44101-4984

GNMA FUND                     SEI Private Trust Co.                       1,288,464.90              5.64%
CLASS A SHARES                Attn: Robert Silvestri
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              SEI Private Trust Company                   1,302,643.35              5.70%
                              One Freedom Valley Rd.
                              Oakes, PA 19403

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Private Trust Company                  12,922,526.40             56.52%
                              One Freedom Valley Rd.
                              Oakes, PA 19403


                           CUSTODIANS AND WIRE AGENT


    The Bank of New York, 48 Wall Street, New York, New York 10286, (a "BONY"), serves as custodian of the assets of the Money Market and Treasury Funds. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (together with BONY, the "Custodians"), serves as custodian and wire agent of the assets of the Prime Obligation, Government, Government II, Treasury II, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds, and wire agent for the Money Market and Treasury Funds. The Custodians hold cash, securities and other assets of the Trust as required by the 1940 Act.


                                    EXPERTS


    The financial statements incorporated by reference into the SAI and the Financial Highlights included in the prospectuses have been audited by Arthur Andersen LLP, located at 1601 Market Street, Philadelphia, PA 19103, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.


                                 LEGAL COUNSEL


    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:


           (a)       Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (1) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (b)       By-Laws originally filed on March 15, 1982, in the
                       Post-Effective Amendment to Form N-1A, are incorporated by reference to Exhibit (2) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (b)(1)    Amended By-Laws are incorporated by reference to Exhibit
                       (2)(a) of Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
           (b)(2)    Amended By-Laws, dated February 20, 2001, are filed
                       herewith.
           (c)       Not Applicable.
           (d)(1)    Management Agreement dated May 23, 1986, as amended,
                       originally filed in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
           (d)(2)    Investment Advisory Agreement with Wellington Management
                       Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (d)(3)    Investment Advisory Agreement with Bear Stearns Asset
                       Management, originally filed May 18, 1993, in
                       Post-Effective Amendment No. 28 to Form N-1A, is incor-porated by reference to Exhibit (5)(e) of Post-Effective
                       Amendment No. 33 to Form N-1A, filed March 31, 1995.
           (d)(4)    Investment Advisory Agreement with Wellington Management
                       Company relating to the Registrant's Corporate Daily
                       Income Portfolio and Treasury Securities Daily Income
                       Portfolio (formerly, Government Securities Daily Income
                       Portfolio) originally filed on May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
           (d)(5)    Investment Advisory Agreement with Wellington Management
                       Company relating to the Registrant's Short-Term Mortgage
                       Portfolio and Short Duration Mortgage Portfolio is incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
           (e)(1)    Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (e)(2)    Supplement to Distribution Agreement originally filed on
                       May 29, 1990, in Post-Effective Amendment No. 22 to
                       Form N-1A, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
           (e)(3)    Supplement to Distribution Agreement originally filed on
                       August 29, 1991, in Post-Effective Amendment No. 24 to
                       Form N-1A, is incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
           (f)       Not Applicable.
           (g)(1)    Custodian Agreement with United States National Bank of
                       Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.

           (g)(2)    Custodian Agreement with First Interstate Bank of Oregon,
                       N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (g)(3)    Custodian Agreement with Manufacturers National Bank of
                       Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (g)(4)    Custodian Agreement with Philadelphia National Bank
                       originally filed on August 30, 1985, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(d) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
           (h)(1)    Form of Class A Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(a) of
                       Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (h)(2)    Form of Class B Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (h)(3)    Form of Class B Administrative Services Plan and Agreement,
                       is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (h)(4)    Form of Class C Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (h)(5)    Form of Class C Administrative Services Plan and Agreement,
                       is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (h)(6)    Form of Class G Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(f) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (h)(7)    Form of Sweep Class Shareholder Service Plan and Agreement
                       is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 37 to Form N-1A, filed May
                       30, 1997.
           (h)(8)    Consent to Assignment and Assumption of the Administration
                       Agreement between the Trust and SEI Financial Management
                       Corporation to SEI Fund Resources, is incorporated by reference to Exhibit (9)(h) of Post-Effective Amendment
                       No. 37 to Form N-1A, filed May 30, 1997.
           (h)(9)    Class H Shareholder Service Plan and Agreement is
                       incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 43 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on January 19, 2001.
           (h)(10)   Class H Administrative Services Plan and Agreement
                       incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 43 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on January 19, 2001.
           (h)(11)   Class E Shareholder Services Plan and Agreement is filed
                       herewith.
           (i)       Opinion and Consent of Counsel is filed herewith.
           (j)       Not Applicable.
           (k)       Not Applicable.
           (l)       Not Applicable.
           (m)(1)    Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-
                       Effective Amendment No. 33 to Form N-1A, filed March 31,
                       1995.

           (m)(2)    Class A Distribution Plan is incorporated by reference to
                       Exhibit (15)(b) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
           (m)(3)    Class B Distribution Plan is incorporated by reference to
                       Exhibit (15)(c) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
           (m)(4)    Class C Distribution Plan is incorporated by reference to
                       Exhibit (15)(d) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
           (m)(5)    Class G Distribution Plan is incorporated by reference to
                       Exhibit (15)(e) of Post-Effective Amendment No. 35 to
                       Form N-1A, filed March 21, 1996.
           (m)(6)    Class D Amended and Restated Distribution Plan is
                       incorporated by reference to Exhibit (15)(f) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
           (m)(7)    Sweep Class Distribution Plan is incorporated by reference to Exhibit (15)(g) of Post-Effective Amendment No. 37 to
                       Form N-1A, filed May 30, 1997.
           (n)(1)    Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
           (n)(2)    Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D and G shares, is incorporated by reference to Exhibit (18)(b) of Post-Effective Amendment
                       No. 36 to Form N-1A, filed April 1, 1996.
           (n)(3)    Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to Exhibit
                       (18)(c) of Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
           (n)(4)    Amendment No. 3 to Rule 18f-3 Multiple Class Plan relating to Class H Shares is incorporated by reference to Exhibit (o)(4) of Post-Effective Amendment No. 43 to
                       Registrant's Registration Statement on Form N-1A, filed with the SEC on January 19, 2001.
           (n)(5)    Amendment No. 4 to Rule 18f-3 Multiple Class Plan relating to Class E Shares is filed herewith.
           (o)       Not Applicable.
           (p)(1)    The Code of Ethics for SEI Investments Company is
                       incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 44 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on May 31, 2001.
           (p)(2)    The Code of Ethics for SEI Daily Income Trust is
                       incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 41 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on March 31, 2000.
           (p)(3)    The Code of Ethics for Wellington Management Company, LLP
                       incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on January 19, 2001.
           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       James R. Foggo, F. Wendell Gooch, Rosemarie B. Greco,
                       George J. Sullivan, Jr., James M. Storey and Edward D.
                       Loughlin are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 43 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on January 19, 2001.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

    Wellington Management Company, LLP ("Wellington Management") serves as an investment adviser for each of the Funds. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.


     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Kenneth Lee Abrams                            --                             --
Partner

Nicholas Charles Adams                        --                             --
Partner

Rand Lawrence Alexander                       --                             --
Partner

Deborah Louise Allinson            Wellington Trust Company,  Vice President
Partner                              NA

Steven C. Angeli                              --                             --
Partner

James Halsey Averill                          --                             --
Partner

John F. Averill                    Wellington Hedge           Vice President
Partner                              Management, Inc.

Karl E. Bandtel                    Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Global          Sr. Vice President
                                     Holdings, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

Mark James Beckwith                           --                             --
Partner

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
James A. Bevilacqua                Wellington Hedge           Sr. Vice President
Partner                              Management, Inc.

                                   Wellington Global          Vice President
                                     Holdings, Ltd.

                                   Wellington Global          Vice President
                                     Administrator, Ltd.

Kevin J. Blake                                --                             --
Partner

William Nicholas Booth                        --                             --
Partner

Michael J. Boudens                 Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

Paul Braverman                     Wellington Global          Treasurer
Partner                              Administrator, Ltd.

                                   Wellington Global          Treasurer
                                     Holdings, Ltd.

                                   Wellington Hedge           Treasurer
                                     Management, Inc.

                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.

                                   Wellington Management      Treasurer
                                     Global Holdings, Ltd.

                                   Wellington Management      Partner & CFO
                                     International, LLP

                                   Wellington Sales           President and Treasurer
                                     Corporation

                                   Wellington Trust Company,  Vice President and Treasurer/
                                     NA                         Cashier

Robert A. Bruno                               --                             --
Partner

Maryann Evelyn Carroll                        --                             --
Partner

William R.H. Clark                 Wellington International   Managing Director
Partner                              Management Company Pte
                                     Ltd.

Pamela Dippel                      Wellington Trust Company,  Vice President
Partner                              NA

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Scott M. Elliott                              --                             --
Partner

Robert Lloyd Evans                            --                             --
Partner

Lisa de la Fuente Finkel           Wellington Global          Sr. Vice President & Director
Partner                              Administrator, Ltd.

                                   Wellington Global          Director
                                     Holdings, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

                                   Wellington Luxembourg      Supervisory Board
                                     S.C.A.

                                   Wellington Management      Director
                                     Global Holdings, Ltd.

                                   Wellington Sales           Sr. Vice President & Director
                                     Corporation

Mark T. Flaherty                   Wellington Trust Company,  Vice President
Partner                              NA

Charles Townsend Freeman                      --                             --
Partner

Laurie Allen Gabriel               Wellington Global          Sr. Vice President
Managing Partner                     Administrator, Ltd.

                                   Wellington Hedge           Sr. Vice President & Director
                                     Management, Inc.

                                   Wellington Trust Company,  Vice President
                                     NA

John Herrick Gooch                 Wellington Global          Director
Partner                              Administrator, Ltd.

                                   Wellington Global          Director
                                     Holdings, Ltd.

                                   Wellington Hedge           President
                                     Management, Inc.

                                   Wellington Management      Director
                                     Global Holdings, Ltd.

                                   Wellington Management      Partner
                                     International, LLP

                                   Wellington Trust Company,  Vice President & Director
                                     NA

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Nicholas Peter Greville            Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.

                                   Wellington Management      Partner
                                     International, LLP

Paul J. Hamel                      Wellington Trust Company,  Vice President
Partner                              NA

Lucius Tuttle Hill, III                       --                             --
Partner

Jean M. Hynes                                 --                             --
Partner

Paul David Kaplan                  Wellington Global          Director
Partner                              Administrator, Ltd.

                                   Wellington Global          Director
                                     Holdings, Ltd.

                                   Wellington Management      Director
                                     Global Holdings, Ltd.

Lorraine A. Keady                  Wellington Hedge           Sr. Vice President
Partner                              Management, Inc.

                                   Wellington Trust Company,  Vice President, Trust Officer
                                     NA

John Charles Keogh                 Wellington Trust Company,  Vice President
Partner                              NA

George Cabot Lodge, Jr.            Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

Nancy Therese Lukitsh              Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

                                   Wellington Trust Company,  Vice President & Director
                                     NA

Mark Thomas Lynch                             --                             --
Partner

Mark D. Mandel                                --                             --
Partner

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Christine Smith Manfredi           Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Global          Sr. Vice President
                                     Holdings, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

                                   Wellington Trust Company,  Vice President
                                     NA

Earl Edward McEvoy                            --                             --
Partner

Duncan Mathieu McFarland           Wellington Global          Director
Managing Partner                     Administrator, Ltd.

                                   Wellington Global          Director
                                     Holdings, Ltd.

                                   Wellington Hedge           Chairman & Director
                                     Management, Inc.

                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.

                                   Wellington Management      Director
                                     Global Holdings, Ltd.

                                   Wellington Management      Partner
                                     International, LLP

                                   Wellington Trust Company,  Vice President & Director
                                     NA

Paul Mulford Mecray III                       --                             --
Partner

Matthew Edward Megargel                       --                             --
Partner

James Nelson Mordy                            --                             --
Partner

Diane Carol Nordin                 Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

Stephen T. O'Brien                            --                             --
Partner

Andrew S. Offit                               --                             --
Partner

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Edward Paul Owens                             --                             --
Partner

Saul Joseph Pannell                           --                             --
Partner

Thomas Louis Pappas                           --                             --
Partner

Jonathan Martin Payson             Wellington Global          Chairman & Director
Partner                              Administrator, Ltd.

                                   Wellington Global          Chairman & Director
                                     Holdings, Ltd.

                                   Wellington Management      Chairman & Director
                                     Global Holdings, Ltd.

                                   Wellington Sales           Sr. Vice President
                                     Corporation

                                   Wellington Trust Company,  President, Chairman of the
                                     NA                         Board, Director

Philip H. Perelmuter                          --                             --
Partner

Robert Douglas Rands                          --                             --
Partner

Eugene Edward Record, Jr.          Wellington Trust Company,  Vice President
Partner                              NA

James Albert Rullo
Partner

John Robert Ryan                   Wellington Hedge           Director
Managing Partner                     Management, Inc.

Joseph Harold Schwartz                        --                             --
Partner

James H. Shakin                               --                             --
Partner

Theodore Shasta                               --                             --
Partner

Binkley Calhoun Shorts                        --                             --
Partner

Scott E. Simpson                              --                             --
Partner

Trond Skramstad                               --                             --
Partner

Catherine Anne Smith                          --                             --
Partner

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Stephen Albert Soderberg                      --                             --
Partner

Eric Stromquist                               --                             --
Partner

Brendan James Swords               Wellington Global          President & Director
Partner                              Administrator, Ltd.

                                   Wellington Global          President & Director
                                     Holdings, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

                                   Wellington Management      President & Director
                                     Global Holdings, Ltd.

Harriett Tee Taggart                          --                             --
Partner

Perry Marques Traquina                        --                             --
Partner

Gene Roger Tremblay                           --                             --
Partner

Michael Aaron Tyler                           --                             --
Partner

Mary Ann Tynan                     Wellington Luxembourg      Supervisory Board
Partner                              S.C.A.

                                   Wellington Management      Partner & Compliance Officer
                                     International, LLP

                                   Wellington Sales           Sr. Vice President, Clerk &
                                     Corporation                Director

                                   Wellington Trust Company,  Vice President & Trust Officer
                                     NA

Nilesh P. Undavia                  Wellington Global          Vice President
Partner                              Holdings, Ltd.

Clare Villari                                 --                             --
Partner

     NAME AND POSITION WITH
       INVESTMENT ADVISER            NAME OF OTHER COMPANY     CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------  --------------------------------
Ernst Hans von Metzsch             Wellington Global          Sr. Vice President
Partner                              Administrator, Ltd.

                                   Wellington Global          Sr. Vice President
                                     Holdings, Ltd.

                                   Wellington Hedge           Sr. Vice President
                                     Management, Inc.

James Leland Walters               Wellington Global          Deputy Chairman & Director
Partner                              Administrator, Ltd.

                                   Wellington Global          Deputy Chairman & Director
                                     Holdings, Ltd.

                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.

                                   Wellington Luxembourg      Supervisory Board
                                     S.C.A.

                                   Wellington Management      Deputy Chairman, Sr. Vice
                                     Global Holdings, Inc.      President & Director

                                   Wellington Sales           Sr. Vice President, Assistant
                                     Corporation                Clerk & Director

                                   Wellington Trust Company,  Trust Counsel & Director
                                     NA

Kim Williams                                  --                             --
Partner

Itsuki Yamashita                   Wellington International   Sr. Managing Director
Partner                              Management Company Pte
                                     Ltd.


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

    Registrant's distributor, SEI Investments Distributions Co., acts as distributor for:


SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
STI Classic Funds                                         May 29, 1992
The Arbor Fund                                            January 28, 1993
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995

SEI Asset Allocation Trust                                April 1, 1996
SEI Institutional Investments Trust                       June 14, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
Expedition Funds                                          June 9, 1997
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999
The Armada Advantage Fund                                 May 1, 1999
Armada Advantage Fund                                     May 1, 1999
Amerindo Funds Inc.                                       July 13, 1999
iShares Inc.                                              January 28, 2000
SEI Insurance Products Trust                              March 29, 2000
iShares Trust                                             April 25, 2000
Pitcairn Funds                                            August 1, 2000
First Focus Funds, Inc.                                   October 1, 2000
JohnsonFamily Funds, Inc.                                 November 1, 2000
The MDL Funds                                             January 24, 2001
Causeway Capital Management Trust                         September 20, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Richard B. Lieb            Director, Executive Vice President                    --

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Richard B. Lieb            Director, Executive Vice President                    --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Carl A. Guarino            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Hartland J. McKeown        Senior Vice President                                 --

Kevin P. Robins            Senior Vice President                                 --

Patrick K. Walsh           Senior Vice President                                 --

Timothy D. Barto           Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Robert Aller               Vice President                                        --

John D. Anderson           Vice President & Managing Director                    --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Todd Cipperman             Senior Vice President & General Counsel     Vice President &
                                                                         Assistant Secretary

Robert Crudup              Vice President & Managing Director                    --

Richard A. Deak            Vice President & Assistant Secretary                  --

Scott W. Dellorfano        Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

Jeff Drennen               Vice President                                        --

Scott C. Fanatico          Vice President & Managing Director                    --

Vic Galef                  Vice President & Managing Director                    --

Steven A. Gardner          Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Hellig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

Bridget Jensen             Vice President                                        --

Samuel King                Vice President                                        --

John Kirk                  Vice President & Managing Director                    --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Karen LaTourette           Secretary                                             --

Alan H. Lauder             Vice President                                        --

Paul Lonergan              Vice President & Managing Director                    --

Ellen Marquis              Vice President                                        --

Christine M. McCullough    Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Carolyn McLaurin           Vice President & Managing Director                    --

Mark Nagle                 Vice President                                        --

Joanne Nelson              Vice President                                        --

Cynthia M. Parrish         Vice President & Assistant Secretary                  --

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President                                        --

Sherry K. Vetterlein       Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Lori L. White              Vice President & Assistant Secretary                  --

Wayne M. Withrow           Senior Vice President                                 --

William E. Zitelli, Jr.    Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

First Union National Bank
Broad and Chestnut Streets
P.O. Box 7618
Philadelphia, PA 19101

        (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

ITEM 29.  MANAGEMENT SERVICES:

    None

ITEM 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

    Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to Registration Statement No. 2-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 31st day of May, 2002.


                                                       SEI DAILY INCOME TRUST

                                                       By:            /s/ EDWARD D. LOUGHLIN
                                                            -----------------------------------------
                                                                        Edward D. Loughlin
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                            *
      ---------------------------------------------        Trustee                         May 31, 2002
                    William M. Doran

                            *
      ---------------------------------------------        Trustee                         May 31, 2002
                    F. Wendell Gooch

                            *
      ---------------------------------------------        Trustee                         May 31, 2002
                 George J. Sullivan, Jr.

                            *
      ---------------------------------------------        Trustee                         May 31, 2002
                     James M. Storey

                            *
      ---------------------------------------------        Trustee                         May 31, 2002
                    Robert A. Nesher

                            *
      ---------------------------------------------        Trustee                         May 31, 2002
                   Rosemarie B. Greco

                 /s/ EDWARD D. LOUGHLIN                    President & Chief
      ---------------------------------------------          Executive Officer             May 31, 2002
                   Edward D. Loughlin

                   /s/ JAMES R. FOGGO                      Controller & Chief
      ---------------------------------------------          Financial Officer             May 31, 2002
                     James R. Foggo

*By:                /s/ EDWARD D. LOUGHLIN
           ----------------------------------------
                      Edward D. Loughlin
                       ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


               EXHIBIT
           ---------------
           EX.99.B(a)        Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (1) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(b)        By-Laws originally filed on March 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (2) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(b)(1)     Amended By-Laws are incorporated by reference to
                               Exhibit (2)(a) of Post-Effective Amendment No. 37 to
                               Form N-1A, filed May 30, 1997.

           EX.99.B(b)(2)     Amended By-Laws, dated February 20, 2001, are filed
                               herewith.

           EX.99.B(c)        Not Applicable.

           EX.99.B(d)(1)     Management Agreement dated May 23, 1986, as amended,
                               originally filed in the Post-Effective Amendment to
                               Form N-1A, is incorporated by reference to Exhibit (5)(a)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(2)     Investment Advisory Agreement with Wellington Management
                               Company, originally filed on December 15, 1986, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (5)(b) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(d)(3)     Investment Advisory Agreement with Bear Stearns Asset
                               Management, originally filed May 18, 1993, in
                               Post-Effective Amendment No. 28 to Form N-1A, is
                               incorporated by reference to Exhibit (5)(e) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(4)     Investment Advisory Agreement with Wellington Management
                               Company relating to the Registrant's Corporate Daily
                               Income Portfolio and Government Securities Daily Income
                               Portfolio originally filed on May 18, 1993, in
                               Post-Effective Amendment No. 28 to Form N-1A, is
                               incorporated by reference to Exhibit (5)(f) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(5)     Investment Advisory Agreement with Wellington Management
                               Company relating to the Registrant's Short-Term Mortgage
                               Portfolio and Short Duration Mortgage Portfolio is
                               incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(e)(1)     Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(e)(2)     Supplement to Distribution Agreement originally filed on
                               May 29, 1990, in Post-Effective Amendment No. 22 to
                               Form N-1A, is incorporated by reference to Exhibit (6)(b)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

               EXHIBIT
           ---------------
           EX.99.B(e)(3)     Supplement to Distribution Agreement originally filed on
                               August 29, 1991, in Post-Effective Amendment No. 24 to
                               Form N-1A, is incorporated by reference to Exhibit (6)(c)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(f)        Not Applicable.

           EX.99.B(g)(1)     Custodian Agreement with United States National Bank of
                               Oregon originally filed on July 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(a) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(2)     Custodian Agreement with First Interstate Bank of Oregon,
                               N.A. originally filed on July 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(b) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(3)     Custodian Agreement with Manufacturers National Bank of
                               Detroit originally filed on September 22, 1983, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(c) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(4)     Custodian Agreement with Philadelphia National Bank
                               originally filed on August 30, 1985, in the Post-Effective
                               Amendment to Form N-1A, is incorporated by reference to
                               Exhibit (8)(d) of Post-Effective Amendment No. 33 to
                               Form N-1A, filed March 31, 1995.

           EX.99.B(h)(1)     Form of Class A Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(a) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(2)     Form of Class B Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(b) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(3)     Form of Class B Administrative Services Plan and Agreement
                               is incorporated by reference to Exhibit (9)(c) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(4)     Form of Class C Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(d) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(5)     Form of Class C Administrative Services Plan and Agreement
                               is incorporated by reference to Exhibit (9)(e) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(6)     Form of Class G Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(f) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(7)     Form of Sweep Class Shareholder Service Plan and Agreement
                               is incorporated by reference to Exhibit (9)(g) of
                               Post-Effective Amendment No. 37 to Form N-1A, filed
                               May 30, 1997.

               EXHIBIT
           ---------------
           EX.99.B(h)(8)     Consent to Assignment and Assumption of the Administration
                               Agreement between the Trust and SEI Financial Management
                               Corporation to SEI Fund Resources, is incorporated by
                               reference to Exhibit (9)(h) of Post-Effective Amendment
                               No. 37 to Form N-1A, filed May 30, 1997.

           EX.99.B(h)(9)     Class H Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (h)(9) Post-Effective
                               Amendment No. 43 to Registrant's Registration Statement on
                               Form N-1A, filed with the SEC on January 19, 2001.

           EX.99.B(h)(10)    Class H Administrative Services Plan and Agreement is
                               incorporated by reference to Exhibit (h)(10) of
                               Post-Effective Amendment No. 43 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC
                               on January 19, 2001.

           EX.99.B(h)(11)    Class E Shareholder Services Plan and Agreement is filed
                               herewith.

           EX.99.B(i)        Opinion and Consent of Counsel is filed herewith.

           EX.99.B(j)        Not Applicable.

           EX.99.B(k)        Not Applicable.

           EX.99.B(l)        Not Applicable.

           EX.99.B(m)(1)     Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is
                               incorporated by reference to Exhibit (6)(d) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(m)(2)     Class A Distribution Plan is incorporated by reference to
                               Exhibit (15)(b) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(3)     Class B Distribution Plan is incorporated by reference to
                               Exhibit (15)(c) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(4)     Class C Distribution Plan is incorporated by reference to
                               Exhibit (15)(d) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(5)     Class G Distribution Plan is incorporated by reference to
                               Exhibit (15)(e) of Post-Effective Amendment No. 35 to
                               Form N-1A, filed March 21, 1996.

           EX.99.B(m)(6)     Class D Amended and Restated Distribution Plan is
                               incorporated by reference to Exhibit (15)(f) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(m)(7)     Sweep Class Distribution Plan is incorporated by reference to Exhibit (15)(g) of Post-Effective Amendment No. 37 to
                               Form N-1A, filed May 30, 1997.

           EX.99.B(n)(1)     Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(n)(2)     Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D and G shares, is incorporated by
                               reference to Exhibit (18)(b) of Post-Effective Amendment
                               No. 36 to Form N-1A, filed April 1, 1996.

               EXHIBIT
           ---------------
           EX.99.B(n)(3)     Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to
                               Exhibit (18)(c) of Post-Effective Amendment No. 37 to Form
                               N-1A, filed May 30, 1997.

           EX.99.B(n)(4)     Amendment No. 3 to Rule 18f-3 Multiple Class Plan relating to Class H Shares is incorporated by reference to
                               Exhibit (o)(4) of Post-Effective Amendment No. 43 to
                               Registrant's Registration Statement on Form N-1A, filed
                               with the SEC on January 19, 2001.

           EX.99.B(n)(5)     Amendment No. 4 to Rule 18f-3 Multiple Class Plan relating to Class E Shares is filed herewith.

           EX.99.B(o)        Not Applicable.

           EX.99.B(p)(1)     The Code of Ethics for SEI Investments Company is
                               incorporated by reference to Exhibit (p)(1) of
                               Post-Effective Amendment No. 44 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC
                               on May 31, 2001.

           EX.99.B(p)(2)     The Code of Ethics for SEI Daily Income Trust is
                               incorporated by reference to Exhibit (p)(2) of
                               Post-Effective Amendment No. 41 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC on
                               March 31, 2000.

           EX.99.B(p)(3)     The Code of Ethics for Wellington Management Company, LLP
                               incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 43 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC on
                               January 19, 2001.

           EX.99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               James R. Foggo, F. Wendell Gooch, Rosemarie B. Greco,
                               George J. Sullivan, Jr., James M. Storey and Edward D.
                               Loughlin are incorporated by reference to Exhibit (q) of
                               Post-Effective Amendment No. 43 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC on
                               January 19, 2001.